                             Table of Contents

          Letter to Shareholders.............................   1
          Performance Results................................   3
          Portfolio Highlights...............................   4
          Portfolio Management Review........................   5
          Portfolio of Investments...........................   8
          Statement of Assets and Liabilities................  37
          Statement of Operations............................  38
          Statement of Changes in Net Assets.................  39
          Financial Highlights...............................  40
          Notes to Financial Statements......................  43


          HYMSAR 7/97

                            Letter to Shareholders

June 24, 1997                                              [PHOTO APPEARS HERE]

Dear Shareholder,

     As you know, VK/AC Holding, Inc., the parent company of Van Kampen American Capital, Inc., was acquired by Morgan Stanley Group Inc., a world leader in asset management. More recently, on February 5, 1997, Morgan Stanley Group Inc. and Dean Witter, Discover & Co. agreed to merge. The merger was completed on May 31, 1997, creating the combined company of Morgan Stanley, Dean Witter, Discover & Co. Additionally, we are very pleased to announce that Philip N. Duff, formerly of Morgan Stanley, has joined Van Kampen American Capital as president and chief executive officer. I will continue as chairman. We are confident that our partnership with Morgan Stanley will continue to work to the benefit of our fund shareholders.

Economic Overview

     Solid growth and low inflation continued to characterize the U.S. economic environment over the six-month reporting period. The economy in the first quarter grew at its fastest pace since 1987. Meanwhile, consumer confidence soared to its highest reading in 27 years, while unemployment fell to 4.8 percent, the lowest level since 1973.

     Despite the quickening pace of economic activity, there was little evidence of troublesome inflation. Wholesale prices actually fell during each of the first five months of 1997, the longest stretch of consecutive monthly declines in 45 years. At the consumer level, prices rose by 2.5 percent over the 12 months through April. A sharp rise in the value of the dollar over the reporting period helped dampen inflationary pressures resulting from the vigorous domestic economy by making imported goods less expensive. At the same time, continued moderation in the cost of employee benefit packages offset mild upward pressure on wages.

     Strong consumer demand and the inflationary implications of a tight labor market led the Federal Reserve Board in March to raise its target for a key lending rate by one-quarter percentage point, the first hike in short-term interest rates in more than a year. In addition to heading off possible inflation in the price of goods and services, Fed policy seemed aimed at controlling inflation in financial asset prices in the U.S. stock market.

Market Overview

     The strong economy put upward pressure on interest rates over the reporting period, limiting returns on fixed-income investments. Trends within the U.S. bond market favored shorter-term maturities as investors worried that the robust economy and tight labor markets would lead to higher inflation and interest rates. The healthy economic environment increased confidence in the creditworthiness of lower-rated debt, leading to market outperformance in that sector.

                                       1               Continued on page two

     Within the municipal market, supply remained tight as a number of old issues were called and new issuance was subdued. Demand for tax-exempt bonds increased, particularly in the lower-rated and non-rated sectors, as investors reached for yield. The increased demand, combined with less supply, narrowed yield differentials relative to Treasuries. Scarcity of supply in the high yield market also kept spreads between lower-rated and quality securities at narrow margins. At the end of the reporting period, AA-rated general obligation bonds yielded 5.6 percent, up from 5.5 percent on November 30, 1996. Over the same six-month period, long-term Treasury yields increased by 43 basis points to 6.93 percent.

Economic Outlook

     As the reporting period ended, there were indications that the pace of economic growth was moderating. Retail sales fell for three consecutive months beginning in March, while activity in the housing sector also slowed from previous levels. Fixed-income investors signaled their belief that the economy was cooling off by pushing long-term government Treasury bond yields lower by about one-quarter percentage point late in the reporting period.

     Despite the apparent moderation in the pace of economic growth and the benign inflation numbers, we believe that the Federal Reserve Board could raise interest rates again in coming months. While we do not believe that the threat of inflation is a serious concern, some warning signs are present, including strong job growth, high consumer confidence, and an upturn in wages. In this environment, some modest additional Fed tightening remains a possibility.

     Additional details about your Fund are provided in this report. We appreciate your continued confidence in your investment with Van Kampen American Capital.

Sincerely,



/s/ Don G. Powell            /s/ Dennis J. McDonnell

Don G. Powell                Dennis J. McDonnell
Chairman                     President
Van Kampen American Capital  Van Kampen American Capital
Asset Management, Inc.       Asset Management, Inc.

             Performance Results for the Period Ended May 31, 1997

             Van Kampen American Capital High Yield Municipal Fund

                                              A Shares    B Shares   C Shares
Total Returns
Six-Month total return based on NAV/1/.......    3.53%       3.14%       3.05%
Six-Month total return/2/....................   (1.43%)     (0.86%)      2.05%
One-year total return/2/.....................    3.86%       4.36%       7.27%
Five-year average annual total return/2/.....    6.64%         N/A         N/A
Ten-year average annual total return/2/......    7.31%         N/A         N/A
Life-of-Fund average annual total return/2/..    6.91%       6.28%       5.82%
Commencement date............................ 01/02/86    07/20/92    12/10/93
Distribution Rates and Yield
Distribution rate/3/.........................    6.14%       5.70%       5.71%
Taxable-equivalent distribution rate/4/......    9.59%       8.91%       8.92%
SEC Yield/5/.................................    5.81%       5.37%       5.38%

N/A = Not Applicable

/1/ Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge (4.75% for A shares) or contingent deferred sales charge for early withdrawal (4% for B shares and 1% for C shares).

/2/ Standardized total return. Assumes reinvestment of all distributions for the period and includes payment of the maximum sales charge (A shares) or contingent deferred sales charge for early withdrawal (B shares and C shares).

/3/ Distribution rate represents the monthly annualized distributions of the Fund at the end of the period and not the earnings of the Fund.

/4/  Taxable-equivalent calculations reflect a federal income tax rate of 36%.

/5/ SEC Yield is a standardized calculation prescribed by the Securities and Exchange Commission for determining the amount of net income a portfolio should theoretically generate for the 30-day period ending May 31, 1997.

A portion of the interest income may be subject to federal alternative minimum tax (AMT).

See the Prior Performance section of the current prospectus. Past performance does not guarantee future results. Investment return and net asset value will fluctuate with market conditions. Fund shares, when redeemed, may be worth more or less than their original cost.

Market forecasts provided in this report may not necessarily come to pass.

                             Portfolio Highlights

            Van Kampen American Capital High Yield Municipal Fund

Top Ten States as of May 31, 1997

                                    Percentage of Fund's
                                    Long-Term Investments
       Pennsylvania...................... 12.5%
       Massachusetts..................... 10.2%
       Illinois..........................  9.0%
       Florida...........................  8.0%
       California........................  5.6%
       New Jersey........................  5.0%
       Ohio..............................  4.7%
       Colorado..........................  4.4%
       New Hampshire.....................  4.2%
       Michigan..........................  3.0%

Credit Quality as a Percentage of Long-Term Investments

                  [CHART APPEARS HERE]

As of May 31, 1997               As of November 30, 1996
[_]  AAA......... 1.8%           AAA.......... 2.2%
[_]  AA.......... 0.7%           AA........... 0.5%
[_]  A........... 1.4%           A............ 1.4%
[_]  BBB......... 7.7%           BBB..........10.0%
[_]  BB.......... 8.7%           BB...........12.0%
[_]  B........... 0.2%           B............ 0.8%
[_]  Non-Related.79.5%           Non-Related..73.1%

Based upon credit quality ratings issued by Standard & Poor's. For securities not rated by Standard & Poor's, the Moody's rating is used.

Top Five Portfolio Sectors as a Percentage of Long-Term Investments

As of May 31, 1997                          As of November 30, 1996
Other Care........................ 22.3%  Industrial Revenue.............................. 21.6%
Health Care....................... 18.8%  Other Care...................................... 20.9%
Industrial Revenue................ 18.3%  Health Care..................................... 18.2%
Multi-Family Housing.............. 12.0%  Multi-Family Housing............................ 12.0%
Tax District......................  4.8%  Tax District....................................  6.8%

Duration
                       As of May 31, 1997             As of November 30, 1996
     Duration              5.63 years                          5.64 years

                          Portfolio Management Review

             Van Kampen American Capital High Yield Municipal Fund

We recently spoke with the management team of the Van Kampen American Capital High Yield Municipal Fund about the key events and economic forces that shaped the markets during the past six months. The team includes Wayne D. Godlin, portfolio manager, and Peter W. Hegel, chief investment officer for fixed-income investments. The following excerpts reflect their views on the Fund's performance during the six-month period ended May 31, 1997.

Q How would you describe the market environment in which the Fund has operated over the past six months?

A One of our primary concerns has been the tight supply of high yield municipal bond issues. Not only have fewer new municipal bonds been issued in recent years, but many of the higher-coupon bonds issued between 1985 and 1987 carry ten-year call provisions which are now being exercised. Bond yields in general are much lower than they were ten years ago, so it makes sense for the issuer to call in their high-coupon bonds and reissue new bonds at today's lower rates. Similarly, advanced refunding of existing issues siphoned off supply in 1995 and 1996.

  We are now in a situation where supply is limited, but because rates are lower now, investors are looking for richer yields; as a result, demand is high, which has the effect of driving up prices and narrowing the spread between the investment-grade sector and the lower-grade and non-rated sectors of the market.

  Clearly, the trend in interest rates has been downward in recent years, which has given us a boost in terms of price appreciation, but it also makes it somewhat more difficult to build the income component of the Fund's portfolio. Obviously, shareholders who have been in the Fund for a number of years have seen how favorable these conditions have been; and newer shareholders will need a bit of patience and a long-term outlook to truly appreciate the advantages of this Fund.

Q  Has the Fund's performance suffered due to the tight supply?

A No, not at all. It just makes us work a little harder to achieve our goals. In fact, we're pleased with the Fund's performance, particularly over the longer term. The Fund has been ranked at or near the top of its peer group for both the three-year and five-year periods ended May 31, 1997, according to Lipper Analytical Services, Inc. But even for the past fiscal year, our performance has been strong. The Fund's dividend was reduced by one-eighth of a cent per share on May 1, 1997, but it still provides a high distribution rate.

Q  Why has the Fund been successful?

A We've always managed the portfolio with long-term performance in mind. We strive for consistency, and we focus on providing relative NAV stability and a competitive yield. It's an approach that has worked well for us throughout a wide range of market conditions.

  We also have a very strong research team and a solid research philosophy. With analysts in four regions of the country--based in southern California, Chicago, Houston, and Boston--we're able to get a better read on regional economies and build strong relationships and information networks among the issuers and bankers we deal with on a daily basis. That gives us a head start in identifying those high yield municipal issues which demonstrate value that we believe will eventually be recognized by the market. We also feel that the internal credit ratings that we assign to non-rated issues have been quite accurate, demonstrating that we've done a good job of finding issues that have been priced below their true potential value.

Q Focusing on the past six months, how would you evaluate the Fund's performance?

A  For the six months ended May 31, 1997, the Fund generated a total return of
3.53 percent1 (Class A shares at net asset value). The Fund's tax-exempt distribution rate as of May 31, 1997 was 6.14 percent3, representing a taxable-equivalent distribution rate of 9.59 percent4 for an investor in the 36-percent federal income tax bracket. The Fund's net asset value closed the reporting period at $11.16 per share (Class A shares), up slightly from $11.14 per share six months ago.

  In comparison, the Lehman Brothers Municipal Bond Index produced a total return of 1.68 percent for the same six month period. Please keep in mind that this index is a broad-based, unmanaged index of municipal bonds and does not reflect any commissions or fees that would be paid by an investor purchasing the securities it represents. Please refer to the chart on page three for additional Fund performance results.

Q  What changes have you made in the Fund's portfolio over the past six months?

A If anything, we've continued to move gradually into housing issues, particularly the elderly housing sector. This includes continuing care retirement communities and independent living facilities. On a regional basis, Pennsylvania issuers continue to represent a significant portion of the portfolio, particularly in the acute care, public utility, and pollution control sectors.

  In general, we have not made a great deal of adjustments to the portfolio. We simply maintain positions that we feel give us the best relative value; we feel that's more important than trying to time the market or predict interest rate trends.

Q  How does this positioning reflect your outlook for the months ahead?

A Lately, we have seen economic indicators that suggest slower growth ahead. The first quarter's GDP growth number was much higher than expected, but subsequent measures of economic activity, such as housing and retail sales, indicate that we could see a fairly quiet summer. The market was anticipating a tightening of interest rates by the Federal Reserve Board, but that decision appears to be on hold for now.

  Regardless of what happens, we feel confident that we have positioned the Fund for solid, consistent performance. Our holdings tend to be less sensitive to these broad-based economic changes because:

  . they are municipal issues, which, due to the ongoing need for new or improved roads, housing, schools, and health-care facilities, continue to be viable investments during all types of economic cycles.

  . our concentration in the health-care and elderly housing sectors gives us a bit of a buffer from interest rate fluctuations, due to the inelastic demand curve of these sectors.

  In other words, the demand for these types of services--and therefore the support for the municipal issues that finance their construction and operation-- tends to remain relatively steady in a wide range of economic scenarios.

  We will continue to manage the Fund in a manner consistent with the philosophy we have applied to these markets over the past ten years, as we seek to achieve our objective of providing shareholders a high level of current income exempt from federal income tax.

/s/ Peter W. Hegel                /s/ Wayne D. Godlin
Peter W. Hegel                    Wayne D. Godlin
Chief Investment Officer          Portfolio Manager
Fixed Income Investments

                                       7     Please see footnotes on page three

                           Portfolio of Investments

                           May 31, 1997 (Unaudited)

=======================================================================================================
Par
Amount
(000)     Description                                         Coupon        Maturity       Market Value
-------------------------------------------------------------------------------------------------------
          Municipal Bonds
          Alabama 0.4%
$  750    Vincent, AL Indl Dev Brd Shelby Motel
          Group Inc Proj..................................... 10.500%       09/01/16        $   761,865
 3,000    West Jefferson Cnty, AL Amusement
          & Pub Pk Auth......................................  8.000        12/01/26          2,986,530
                                                                                             ----------
                                                                                              3,748,395
                                                                                             ----------
          Alaska 0.2%
 2,250    Seward, AK Rev AK Sealife Cent Proj................  7.650        10/01/16          2,313,698
                                                                                             ----------
          Arizona 1.5%
 1,140    Casa Grande, AZ Indl Dev Auth Rfdg.................  8.250        12/01/15          1,196,658
 2,915    Chandler, AZ Indl Dev Auth Rev Chandler
          Financial Cent Proj Ser 1986 (a)...................  9.875        12/01/16          2,477,750
 3,000    Maricopa Cnty, AZ Indl Dev Auth
          Sr Living Fac Rev..................................  7.750        04/01/15          3,011,040
   985    Peoria, AZ Indl Dev Auth Sierra Winds
          Life Care Cmnty Proj (Var Rate Cpn)................  6.500        11/01/17            924,629
 2,000    Pima Cnty, AZ Indl Dev Auth Rev
          La Posada at Park Cent Ser A.......................  7.000        05/15/27          2,025,760
 1,025    Pinal Cnty, AZ Indl Dev Auth Casa Grande Reg
          Med Cent Proj Ser A................................  8.125        12/01/22          1,124,897
   475    Pinal Cnty, AZ Indl Dev Auth Casa
          Grande Reg Med Cent Proj Ser B.....................  8.125        12/01/22            521,294
 1,035    Scottsdale, AZ Indl Dev Auth Rev First Mtg
          Westminster Village Ser A Rfdg.....................  8.000        06/01/11          1,119,673
 2,000    Scottsdale, AZ Indl Dev Auth Rev First Mtg
          Westminster Village Ser A Rfdg.....................  8.250        06/01/15          2,181,100
                                                                                             ----------
                                                                                             14,582,801
                                                                                             ----------
          Arkansas 0.1%
   500    Fayetteville, AR Pub Fac Brd Rev Butterfield Trail
          Village Proj B Rfdg (Prerefunded @ 09/01/99).......  9.500        09/01/14            562,840
                                                                                             ----------

          California 5.5%
 2,415    California Edl Fac Auth Rev Pacific Graduate
          Sch of Psychology..................................  8.000        11/01/21          2,446,468

                                                                      See Notes to Financial Statements

                           May 31, 1997 (Unaudited)

=======================================================================================================
Par
Amount
(000)     Description                                         Coupon        Maturity       Market Value
-------------------------------------------------------------------------------------------------------
          California (Continued)
$2,900    California Hlth Fac Auth Rev Vly Presbyterian
          Hosp Proj Ser A Rfdg..............................   9.000%       05/01/12         $2,987,000
 5,205    California St Veterans Bonds Ser AY...............   7.375        04/01/19          5,215,722
 1,000    Capistrano, CA Unified Sch Dist Cmnty
          Fac Dist Spl Tax..................................   7.100        09/01/21          1,044,420
 1,500    Colton, CA Pub Fin Auth Rev Elec Sys Impts
          (Prerefunded @ 10/01/03)..........................   7.500        10/01/20          1,734,870
 2,000    Corona, CA Ctfs Partn Vista Hosp Sys
          Inc Ser B.........................................   9.500        07/01/20          2,262,860
 2,500    Corona, CA Ctfs Partn Vista Hosp Sys Inc Ser C....   8.375        07/01/11          2,647,700
 1,300    Emeryville, CA Impt Bond Act 1915
          Assessment Dist 93-1 East Baybridge...............   7.300        09/02/21          1,340,976
 1,500    Folsom, CA Spl Tax Cmnty Fac Dist No 7 Rfdg.......   7.250        09/01/21          1,552,335
 2,795    Fresno, CA Ctfs Partn Bldg Proj Fresno Exec
          Plaza Inc.........................................   8.500        05/01/16          2,945,762
 1,500    Glendale, CA Hosp Rev Glendale Mem Hosp
          & Hlth Ser A Rfdg (Prerefunded @ 11/01/97)........   9.000        11/01/17          1,561,950
 1,000    Moreno Vly, CA Spl Tax Towngate Cmnty
          Fac Dist 87-1.....................................   7.125        10/01/23          1,041,880
 1,530    Norco, CA Swr & Wtr Rev Rfdg......................   7.200        10/01/19          1,639,839
 2,000    Perris, CA Pub Fin Auth Loc Agy Rev Ser D.........   7.875        09/01/25          2,169,380
 1,500    Rancho Cucamonga, CA Cmnty Fac Dist Spl
          Tax No 88-2.......................................   8.250        09/01/19          1,648,530
   100    Rancho Cucamonga, CA Cmnty Fac Dist Spl
          Tax No 88-2.......................................   8.000        09/01/20            108,101
 3,000    Reedley, CA Ctfs Partn............................   7.500        10/01/26          3,080,910
 1,250    Richmond, CA Jt Pwrs Fin Auth Impt Dists No 851
          & 853 Ser A (Prerefunded @ 09/02/97)..............   7.400        09/02/19          1,298,650
 3,105    Richmond, CA Redev Agy Multi-Family
          Rev Ser A.........................................   7.500        09/01/23          3,014,520
 7,500    Riverside Cnty, CA Air Force Village West Inc
          Ser A Rfdg........................................   8.125        06/15/20          8,059,125
 3,000    San Bernardino, CA Hosp Rev San Bernardino
          Cmnty Hosp Rfdg...................................   7.875        12/01/19          3,122,130
 3,000    Santa Ana, CA Cmnty Redev Agy Tax
          Ser B Rfdg........................................   7.500        09/01/16          3,060,030

                                                                      See Notes to Financial Statements

                           May 31, 1997 (Unaudited)

=======================================================================================================
Par
Amount
(000)     Description                                         Coupon        Maturity       Market Value
-------------------------------------------------------------------------------------------------------
          California (Continued)
$1,000    Santa Rosa, CA Impt Bond Act 1915
          Fountaingrove Prkwy Extension.....................   7.625%       09/02/19    $ 1,031,890
                                                                                        -----------
                                                                                         55,015,048
                                                                                        -----------
          Colorado 4.3%
 1,000    Arrowhead Metro Dist CO...........................   8.125        12/01/11      1,065,620
 1,060    Berry Creek Metro Dist CO Rfdg....................   7.300        12/01/12      1,144,588
 2,400    Bowles Metro Dist CO..............................   7.750        12/01/15      2,473,392
 1,500    Colorado Hlth Fac Auth Rev Christian Living
          Campus Proj.......................................   9.000        01/01/25      1,734,540
   400    Colorado Hlth Fac Auth Rev Mile High Transplant
          Bank Proj (Prerefunded @ 06/01/97)................   8.500        06/01/07        420,048
 2,000    Colorado Hlth Fac Auth Rev Shalom Park Proj
          Rfdg & Impt.......................................   7.250        12/15/25      2,028,580
 1,250    Cordillera Metro Dist CO Eagle Cnty...............   8.250        12/01/13      1,373,137
 3,000    Cottonwood Wtr & Santn Dist CO Ser A Rfdg.........   7.750        12/01/20      3,029,730
 1,055    Denver, CO City & Cnty Indl Dev Rev Jewish
          Cmnty Cent Proj...................................   7.375        03/01/09      1,168,782
 1,130    Denver, CO City & Cnty Rev Indl Dev Jewish
          Cmnty Cent Proj...................................   7.500        03/01/14      1,237,655
   815    Denver, CO City & Cnty Indl Dev Rev Jewish
          Cmnty Cent Proj...................................   7.875        03/01/19        898,880
 2,860    Denver, CO City & Cnty Single Family Mtg
          Rev Ser A (GNMA Collateralized)...................   8.125        12/01/20      2,668,380
 1,895    Denver, CO Urban Renewal Auth Tax
          Increment Rev.....................................   8.500        05/01/16      2,032,160
 2,000    Eagle Cnty, CO Air Terminal Corp Rev Arpt Proj....   7.500        05/01/21      2,076,140
 4,000    Fairlake Metro Dist City & Cnty of Denver, CO.....   9.625        12/01/10      4,485,760
 2,500    Hyland Hills, CO Metro Park & Recreation Dist CO
          Spl Rev Ser A (Prerefunded @ 12/15/02)............   8.625        12/15/12      3,008,625
 1,000    Landmark Metro Dist CO (Prerefunded @ 06/01/00)...   8.750        12/01/05      1,041,070
 3,000    Mountain Village Metro Dist San Miguel Cnty,
          CO Rfdg (Prerefunded @ 12/01/98)..................  11.000        12/01/07      3,353,190
   500    Panorama Metro Dist CO Ser B Rfdg.................   9.000        12/01/09        530,300

                                       10
                                               See notes to Financial Statements

                           May 31, 1997 (Unaudited)

========================================================================================================
Par
Amount
(000)     Description                                         Coupon        Maturity        Market Value
--------------------------------------------------------------------------------------------------------
          Colorado (Continued)
$  147    Skyland Metro Dist Gunnison Cnty CO Rfdg
          (Var Rate Cpn)...................................    4.000%       12/01/08         $   104,835
   750    Snowmass Village, CO Multi-Family Hsg Rev
          Ser A Rfdg.......................................    8.000        09/01/14             781,898
 2,175    Southtech Metro Dist CO Rfdg
          (Prerefunded @ 12/01/97).........................    9.500        12/01/11           2,258,607
   660    Superior, CO Metro Dist No 2 Ser A Rfdg..........    7.250        12/01/02             682,869
   840    Superior, CO Metro Dist No 2 Ser A Rfdg..........    7.750        12/01/13             892,046
   650    Telluride, CO Hsg Auth Hsg Rev...................    9.100        06/01/01             689,338
 2,000    Telluride, CO Hsg Auth Hsg Rev Shandoka Apts
          Proj Rfdg........................................    7.875        06/01/17           2,125,980
                                                                                             -----------
                                                                                              43,306,150
                                                                                             -----------
          Connecticut 1.6%
 2,350    Connecticut St Dev Auth First Mtg Gross Rev
          Hlthcare Proj CT Baptist Homes Inc Proj..........    8.750        09/01/12           2,519,341
 1,500    Connecticut St Dev Auth First Mtg Gross Rev
          Hlthcare Proj CT Baptist Homes Inc Proj..........    9.000        09/01/22           1,643,730
 1,225    Connecticut St Dev Auth Hlthcare Rev
          Indpt Living Proj Ser B..........................    8.000        07/01/17           1,277,773
 1,920    Connecticut St Dev Auth Hlthcare Rev Jerome
          Home Proj........................................    8.000        11/01/19           2,005,997
 2,500    Connecticut St Hlth & Edl Fac Auth Rev
          Tolland Cnty Hlthcare Inc Ser A..................    9.200        07/01/21           2,711,275
 1,520    Manchester, CT Redev Agy Multi-Family
          Mtg Rev Bennet Hsg Dev Rfdg......................    7.200        12/01/18           1,592,687
 1,365    New Haven, CT Fac Rev Easter Seal Goodwill
          Rehab Proj.......................................    8.875        04/01/16           1,449,070
 2,335    New Haven, CT Indl Fac Rev Adj Govt
          Cent Thermal Energies............................    7.250        07/01/09           2,341,538
                                                                                             -----------
                                                                                              15,541,411
                                                                                             -----------
          Delaware 0.8%
 2,530    Delaware St Econ Dev Auth Indl Dev Rev
          First Mtg Dover Hlthcare Rfdg....................    7.875        04/01/08           2,645,317
   400    Delaware St Econ Dev Auth Rev First
          Mtg Gilpin Hall Proj.............................    7.375        07/01/15             412,320

                                       11
                                               See notes to Financial Statements

                             Portfolio of Investments (Continued)
                                   May 31, 1997 (Unaudited)
--------------------------------------------------------------------------------------------

Per
Amount
(000)       Description                                  Coupon     Maturity    Market Value
--------------------------------------------------------------------------------------------
            Delaware (Continued)
$  2,800    Delaware St Econ Dev Auth Rev First Mtg
            Gilpin Hall Proj..........................    7.625%    07/01/25    $  2,885,232
     965    Delaware St Econ Dev Auth Rev
            Osteopathic Hosp Assn of DE Ser A
            (Prerefunded @ 07/01/04)..................    9.500     01/01/22       1,184,306
     300    Wilmington, DE Hosp Rev Osteopathic Hosp
            Assn of DE/Riverside Hosp Ser A
            (Prerefunded @ 10/01/98)..................   10.000     10/01/03         323,571
     500    Wilmington, DE Hosp Rev Osteopathic Hosp
            Assn of DE/Riverside Hosp Ser A
            (Prerefunded @10/01/98)...................   10.200     10/01/18         547,815
                                                                                ------------
                                                                                   7,998,561
                                                                                ------------
            District of Columbia 0.6%
   2,090    District of Columbia Hosp Rev Metlantic
            WA Hosp Cent Ser A Rfdg...................    7.125     08/15/19       2,208,566
   3,500    District of Columbia Rev Natl Pub Radio
            Ser A.....................................    7.700     01/01/23       3,726,870
                                                                                ------------
                                                                                   5,935,436
                                                                                ------------
            Florida 7.8%
    1,160   Atlantic Beach, FL Rev Fleet Landing
            Proj Ser A Rfdg & Impt...................     7.500     10/01/02       1,216,237
    2,085   Atlantic Beach, FL Rev Fleet Landing
            Proj Ser A Rfdg & Impt...................     7.875     10/01/08       2,323,858
    1,500   Bay Cnty, FL Hosp Sys Rev Bay Med Cent
            Proj Rfdg (Prerefunded @ 10/01/04).......     8.000     10/01/12       1,766,115
      500   Bay Cnty, FL Hosp Sys Rev Bay Med Cent
            Proj Rfdg (Prerefunded @ 10/01/04).......     8.000     10/01/19         604,795
    1,470   Brevard Cnty, FL Hlth Fac Auth Rev
            Courtenay Springs Village Rfdg...........     7.375     11/15/04       1,564,006
    2,200   Brevard Cnty, FL Hlth Fac Auth Rev
            Courtenay Springs Village Rfdg...........     7.750     11/15/17       2,358,224
      170   Charlotte Cnty, FL Indl Dev Auth Rev
            Beverly Enterprises Rfdg.................    10.000     06/01/11         193,654
    1,545   Collier Cnty, FL Indl Dev Auth
            Retirement Rental Hsg Rev................    10.750     03/01/03       1,776,194
    3,000   Fishhawk Cmnty Dev Dist FL Spl Assmt Rev      7.625     05/01/18       3,033,810
      850   Fort Walton Beach, FL Indl Dev Rev
            First Mtg Fort Walton Beach Venton Proj..    10.500    12/01/16          899,606

                                                           See Notes to Financial Statements
                                       12

                          - May 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

Par
Amount
(000)          Description                                                Coupon        Maturity       Market Value
-------------------------------------------------------------------------------------------------------------------
               Florida (Continued)
$  1,130       Hernando Cnty, FL Indl Dev Rev Beverly
               Enterprises Rfdg.....................................      10.000%       09/01/11       $  1,295,963
   3,000       Hialeah Gardens, FL Indl Dev Rev Waterford
               Convalescent Ser A Rfdg..............................       8.250        12/01/14          3,210,300
   1,500       Homestead, FL Indl Dev Rev Brookwood
               Gardens Cent Proj Ser A Rfdg.........................       8.250        12/01/14          1,605,150
   1,330       Lake Bernadette, FL Cmnty Dev Dist Spl Assmt
               Rev Ser A............................................       8.000         05/01/17         1,349,365
   2,500       Lake Saint Charles, FL Cmnty Dev Dist Spl
               Assmt Rev............................................       7.875         05/01/17         2,517,500
     750       Lee Cnty, FL Indl Dev Auth Econ Rev Encore
               Nursing Cent Partner Rfdg............................       8.125         12/01/07           822,555
   1,300       Marion Cnty, FL Indl Dev Auth Rev Midland
               Ross Corp Proj.......................................      11.875         08/01/11         1,307,202
   4,055       Mount Dora, FL Hlth Fac Auth Hlth Rev................       7.125         08/15/21         4,053,459
   2,545       North Miami, FL Hlthcare Fac Rev Imperial
               Club Proj Ser A......................................       9.250         01/01/13         2,835,919
   3,000       Northern Palm Beach Cnty, FL Impt Dist Wtr
               Ctl & Impt Unit Dev..................................       7.200         08/01/16         3,105,510
   2,500       Northern Palm Beach Cnty, FL Impt Dist Wtr
               Ctl & Impt Unit Dev..................................       7.300         08/01/27         2,591,625
   1,000       Orange Cnty, FL Hlth Fac Auth Rev First Mtg
               Orlando Lutheran Tower...............................       8.750         07/01/26         1,063,130
     440       Orange Cnty, FL Hlth Fac Auth Rev First Mtg
               Orlando Lutheran Tower Rfdg..........................       8.125         07/01/06           451,233
   2,035       Orange Cnty, FL Hlth Fac Auth Rev First Mtg
               Orlando Lutheran Tower Rfdg..........................       8.400         07/01/14         2,124,845
   1,325       Orange Cnty, FL Hlth Fac Auth Rev First Mtg
               Orlando Lutheran Tower Rfdg..........................       8.625         07/01/20         1,395,914
   2,615       Orange Cnty, FL Hsg Fin Auth Multi-Family
               Rev Mtg Hands Inc Proj Ser A.........................       7.875         10/01/15         2,639,372
   2,035       Orange Cnty, FL Hsg Fin Auth Multi-Family
               Rev Mtg Hands Inc Proj Ser A.........................       8.000         10/01/25         2,058,871
     450       Orange Cnty, FL Indl Dev Auth Rev Beverly
               Enterprises Proj Rfdg................................       9.250         08/01/10           503,078
   3,000       Overoaks, FL Cmnty Dev Dist Cap Impt Rev.............       8.250         05/01/17         3,053,610

                           May 31, 1997 (Unaudited)

---------------------------------------------------------------------------------------------------------
Par
Amount
(000)     Description                                          Coupon       Maturity         Market Value
---------------------------------------------------------------------------------------------------------
          Florida (Continued)
$3,400    Palm Beach Cnty, FL Hlth Fac Auth Rev
          Waterford Proj Rfdg.............................     7.750%       10/01/15          $ 3,451,850
 3,000    Pinellas Cnty, FL Edl Fac Auth Rev
          College Harbor Proj Series A....................     8.250        12/01/21            3,038,160
 1,370    Plantation, FL Hlth Fac Auth Rev Hlth Fac Auth
          Rev Covenant Retirement Cmnty Inc...............     7.625        12/01/12            1,464,735
   750    Plantation, FL Hlth Fac Auth Rev Hlth Fac Auth
          Rev Covenant Retirement Cmnty Inc...............     7.750        12/01/22              804,353
 1,000    Saint John's Cnty, FL Indl Dev Auth
          Hlthcare Rev Bayview Proj Ser A.................     7.100        10/01/16            1,010,720
 2,000    Saint JohnOs Cnty, FL Indl Dev Auth Hlthcare
          Rev Bayview Proj Ser A..........................     7.100        10/01/26            2,011,020
   250    Santa Rosa Cnty, FL Indl Dev Auth Rev First
          Mtg Sandy Ridge Care Cent.......................    10.500        04/01/16              252,105
 1,000    Sarasota Cnty, FL Hlth Fac Auth Rev
          Hlthcare Manatee Jewish Rfdg....................     7.000        07/01/16            1,008,810
 1,920    Tampa Palms, FL Open Space & Transn Cmnty
          Dev Dist Rev Cap Impt Area 7 Proj...............     8.500        05/01/17            2,045,357
 1,000    Tampa Palms, FL Open Space & Transn Cmnty
          Dev Dist Rev Cap Impt Area 7 Proj...............     7.500        05/01/18            1,000,600
   710    Volusia Cnty, FL Indl Dev Auth Bishops
          Glen Proj Rfdg..................................     7.125        11/01/06              715,694
 2,000    Volusia Cnty, FL Indl Dev Auth Bishops
          Glen Proj Rfdg..................................     7.500        11/01/16            2,017,960
 2,000    Volusia Cnty, FL Indl Dev Auth Bishops
          Glen Proj Rfdg..................................     7.625        11/01/26            2,017,860
 1,775    Westchase East Cmnty, FL Dev Dist
          Cap Impt Rev....................................     7.500        05/01/17            1,802,725
 1,965    Westchase East Cmnty, FL Dev Dist
          Cap Impt Rev....................................     7.300        05/01/18            1,971,838
                                                                                               ----------
                                                                                               78,334,887
                                                                                               ----------
          Georgia 1.0%
 3,000    Class A Ctfs relating to Atlanta, GA Urban
          Residential Fin Auth Multi-Family Hsg Rev
          Renaissance on Peachtree Apts Proj Ser 85.......     8.500        04/01/26            2,850,000


                          14                   See Notes to Financial Statements

                           May 31, 1997 (Unaudited)

---------------------------------------------------------------------------------------------------------
Par
Amount
(000)     Description                                          Coupon       Maturity         Market Value
---------------------------------------------------------------------------------------------------------
          Georgia (Continued)
$  375    Coweta Cnty, GA Residential Care Fac For The
          Elderly Auth Rev First Lien Wesley Woods Ser A..     7.625%       10/01/06          $   381,416
 1,500    Coweta Cnty, GA Residential Care Fac For The
          Elderly Auth Rev First Lien Wesley Woods Ser A..     8.200        10/01/16            1,528,425
 1,500    Coweta Cnty, GA Residential Care Fac For The
          Elderly Auth Rev First Lien Wesley Woods Ser A..     8.250        10/01/26            1,528,350
   300    Richmond Cnty, GA Dev Auth Nursing Home
          Rev Beverly Enterprises GA Proj Rfdg............     8.750        06/01/11              335,385
 3,000    Rockdale Cnty, GA Dev Auth Solid Waste
          Disposal Rev....................................     7.500        01/01/26            3,121,770
                                                                                               ----------
                                                                                                9,745,346
                                                                                               ----------
          Hawaii 0.1%
   900    Hawaii Cnty, HI Impt Dist No 17 Spl
          Assessment Kaloko Subdivision...................     9.500        08/01/11              900,315
                                                                                               ----------

          Illinois 8.8%
 1,475    Bedford Park, IL Tax Increment Rev
          71st & Cicero Proj Rfdg.........................     7.375        01/01/12            1,490,502
 1,500    Bedford Park, IL Tax Increment Rev Mark IV Proj.     9.750        03/01/12            1,828,470
   985    Bedford Park, IL Tax Increment Rev Sr Lien
          Bedford City Sq Proj............................     9.250        02/01/12            1,113,858
 3,000    Broadview, IL Tax Increment Rev Sr Lien.........     8.250        07/01/13            3,283,440
 2,000    Carol Stream, IL First Mtg Rev
          Windsor Park Manor Proj.........................     7.200        12/01/14            2,020,840
 1,000    Chicago, IL O'Hare Intl Arpt Spl Fac Rev
          American Airls Inc Proj Rfdg....................     8.200        12/01/24            1,176,460
   540    Chicago, IL O'Hare Intl Arpt Spl Fac
          Rev American Airls Inc Proj Ser A...............     7.875        11/01/25              584,372
 3,500    Chicago, IL O'Hare Intl Arpt Spl Fac Rev
          United Airls Inc................................     8.500        05/01/18            3,826,235
 1,500    Chicago, IL Tax Increment.......................     7.250        01/01/14            1,513,905
 3,000    Crestwood, IL Tax Increment Rev Rfdg............     7.250        12/01/08            3,099,990
 1,350    Hanover Park, IL Rev First Mtg Windsor Park
          Manor Proj (Prerefunded @ 12/01/97).............     9.500        12/01/14            1,441,017
   500    Hodgkins, IL Tax Increment......................     9.500        12/01/09              583,445
 4,000    Hodgkins, IL Tax Increment Rev Ser A Rfdg.......     7.625        12/01/13            4,159,600


                                    15         See Notes to Financial Statements

                           May 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

Par
Amount
(000)     Description                                          Coupon       Maturity         Market Value
---------------------------------------------------------------------------------------------------------
          Illinois (Continued)
$3,500    Huntley, IL Increment Alloc Rev Huntley
          Redev Proj Ser A...............................      8.500%       12/01/15         $  3,650,535
 2,470    Illinois Dev Fin Auth Hlth Fac Rev Cmnty
          Living Options.................................      7.125        03/01/10            2,594,315
 1,500    Illinois Dev Fin Auth Pollutn Ctl Rev IL
          Pwr Co Proj Ser A Rfdg.........................      8.300        04/01/17            1,564,500
   650    Illinois Dev Fin Auth Rev Cmnty Fac Clinic
          Altgeld Proj...................................      8.000        11/15/06              655,356
 1,405    Illinois Dev Fin Auth Rev Cmnty Fac Clinic
          Altgeld Proj...................................      8.000        11/15/16            1,422,591
 2,000    Illinois Dev Fin Auth Rev Debt Restructure
          East Saint Louis...............................      7.375        11/15/11            2,208,800
 4,000    Illinois Edl Fac Auth Rev Peace Mem
          Ministries Proj................................      7.500        08/15/26            4,054,680
 1,475    Illinois Hlth Fac Auth Rev Covenant Retirement
          Cmntys Ser A...................................      7.600        12/01/12            1,593,855
 3,000    Illinois Hlth Fac Auth Rev Fairview Oblig
          Group Ser A Rfdg...............................      7.400        08/15/23            3,062,730
   510    Illinois Hlth Fac Auth Rev Hinsdale Ser C......      9.500        11/15/19              598,444
 1,700    Illinois Hlth Fac Auth Rev Lifelink Corp Oblig
          Group Ser B....................................      8.000        02/15/25            1,795,642
 4,000    Illinois Hlth Fac Auth Rev Lutheran Home &
          Svcs Proj Ser A................................      7.500        08/15/26            4,105,920
 1,250    Illinois Hlth Fac Auth Rev Saint Elizabeth's Hosp
          Chicago Rfdg...................................      7.625        07/01/10            1,374,438
 1,500    Illinois Hlth Fac Auth Rev Saint Elizabeth's Hosp
          Chicago Rfdg...................................      7.750        07/01/16            1,659,975
 1,380    Jackson Park Hosp Fndtn Chicago, IL
          Jackson Park Hosp..............................      9.000        03/01/05            1,352,400
 3,270    Loves Park, IL First Mtg Rev Hoosier Care
          Proj Ser A.....................................      9.750        08/01/19            3,478,528
 2,500    Mill Creek Wtr Reclamation Dist IL Swr Rev.....      8.000        03/01/10            2,603,125
 1,500    Mill Creek Wtr Reclamation Dist IL Wtrwks Rev..      8.000        03/01/10            1,561,875
 2,480    Palatine, IL Tax Increment Rev Rand
          Dundee Cent Proj...............................      7.750        01/01/17            2,481,612

                                               See Notes to Financial Statements

                           May 31, 1997 (Unaudited)

=========================================================================================================
Par
Amount
(000)     Description                                          Coupon       Maturity         Market Value
---------------------------------------------------------------------------------------------------------
          Illinois (Continued)
$  765    Peoria, IL Spl Tax Weaverridge Spl Svc
          Area............................................     7.625%       02/01/08         $   775,175
 2,050    Peoria, IL Spl Tax Weaverridge Spl Svc
          Area............................................     8.050        02/01/17           2,090,016
 4,100    Robbins, IL Res Recovery Rev....................     8.375        10/15/16           4,216,030
 1,695    Round Lake Beach, IL Tax Increment Rev
          Rfdg............................................     7.200        12/01/04           1,797,971
 2,500    Round Lake Beach, IL Tax Increment Rev
          Rfdg............................................     7.500        12/01/13           2,635,175
 3,035    Saint Charles, IL Indl Dev Rev Tri-City
          Proj............................................     7.500        11/01/13           3,112,817
 3,965    Saint Charles, IL Multi-Family Hsg Rev
          Bonds Wessel Court Proj.........................     7.600        04/01/24           4,057,424
   500    Sherman, IL Rev First Mtg Villa
          Hlthcare Ser A..................................     8.250        10/01/14             517,180
   500    Sherman, IL Rev First Mtg Villa
          Hlthcare Ser A..................................     8.500        10/01/24             523,045
                                                                                             -----------
                                                                                              87,666,288
                                                                                             -----------
          Indiana 1.9%
   500    Carmel, IN Retirement Rental Hsg Rev
          Beverly Enterprises Proj Rfdg...................     8.750        12/01/08             562,645
 1,500    Indiana Hlth Fac Fin Auth Rev Saint
          Anthony Home Oblig Group........................     7.000        05/15/17           1,505,790
 1,000    Indiana Hlth Fac Fin Auth Rev Saint
          Anthony Home Oblig Group........................     7.250        05/15/24           1,008,780
 3,000    Indiana St Dev Fin Auth Indl Dev Rev UNR
          Rohn Inc Proj...................................     7.500        03/01/11           3,064,890
   560    Valparaiso, IN Econ Dev Rev First Mtg
          Whispering Pines Cent...........................     7.300        01/01/02             536,217
   980    Valparaiso, IN Econ Dev Rev First Mtg
          Whispering Pines Cent...........................     7.500        01/01/07             938,703
 1,405    Valparaiso, IN Econ Dev Rev First Mtg
          Whispering Pines Cent...........................     7.750        01/01/12           1,347,142
 2,045    Valparaiso, IN Econ Dev Rev First Mtg
          Whispering Pines Cent...........................     8.000        01/01/17           1,962,095
 3,475    Valparaiso, IN Econ Dev Rev First Mtg
          Whispering Pines Cent Rfdg
          (Prerefunded @ 01/01/00)........................     9.500        01/01/07           3,946,801
   400    Wells Cnty, IN Hosp Auth Rev Caylor
          Nickel Med Cent Inc Rfdg........................     8.500        04/15/03             448,772
 3,600    Wells Cnty, IN Hosp Auth Rev Caylor
          Nickel Med Cent Inc Rfdg........................     8.750        04/15/12           4,101,732
                                                                                             -----------
                                                                                              19,423,567
                                                                                             -----------

                                17             See Notes to Financial Statements

                           May 31, 1997 (Unaudited)

========================================================================================================
Par
Amount
(000)     Description                                         Coupon        Maturity        Market Value
--------------------------------------------------------------------------------------------------------
         Iowa 0.3%
$2,770   Iowa Fin Auth Multi-Family Rev Hsg Park
         West Proj Rfdg....................................    8.000%       10/01/23        $ 2,838,391
                                                                                            -----------
         Kansas 0.7%
 1,000   Lawrence, KS Commercial Dev Rev Var
         Holiday Inn Sr Ser A Rfdg.........................    8.000        07/01/16          1,030,810
 3,000   Manhattan, KS Commercial Dev Rev Var
         Holiday Inn Sr Ser A Rfdg.........................    8.000        07/01/16          3,092,430
 1,500   Newton, KS Hosp Rev Newton Hlthcare
         Corp Ser A........................................    7.375        11/15/14          1,591,920
 1,000   Newton, KS Hosp Rev Newton Hlthcare
         Corp Ser A........................................    7.750        11/15/24          1,085,200
                                                                                             ----------
                                                                                              6,800,360
                                                                                             ----------
         Kentucky 0.1%
 1,195   Kenton Cnty, KY Arpt Brd Arpt Rev Spl Fac
         Delta Airls Proj Ser A............................    8.100        12/01/15          1,278,029
                                                                                             ----------

         Louisiana 2.6%
 2,105   East Baton Rouge, LA Mtg Fin Auth Single-
         Family Mtg Ser A (GNMA Collateralized)............    7.600        02/01/20          2,174,023
 4,700   Hodge, LA Util Rev................................    9.000        03/01/10          5,012,832
 1,400   Iberia Parish, LA Hosp Svc Dist No 1 Hosp Rev.....    7.500        05/26/06          1,423,548
 2,000   Iberia Parish, LA Hosp Svc Dist No 1 Hosp Rev.....    8.000        05/26/16          2,034,140
 4,000   Lake Charles, LA Harbor & Terminal Dist
         Port Fac Rev Trunkline Lng Rfdg...................    7.750        08/15/22          4,542,680
   665   Louisiana Pub Fac Auth Rev Indl Dev
         Beverly Enterprises Inc Rfdg......................    8.250        09/01/08            731,181
 1,850   Port New Orleans, LA Indl Dev Rev
         Avondale Inds Inc Proj Rfdg.......................    8.250        06/01/04          2,002,421
 3,000   Port New Orleans, LA Indl Dev Rev
         Continental Grain Co Proj Rfdg....................    7.500        07/01/13          3,229,560
 2,500   Saint James Parish, LA Solid Waste
         Disposal Rev Kaiser Aluminum Proj.................    7.750        08/01/22          2,655,650
   500   West Feliciana Parish, LA Pollutn Ctl
         Rev Gulf States Util Co Proj Ser A................    7.500        05/01/15            537,055
 1,000   West Feliciana Parish, LA Pollutn Ctl
         Rev Gulf States Util Co Proj Ser B................    9.000        05/01/15          1,107,290
                                                                                            -----------
                                                                                             25,450,380
                                                                                            -----------

                                       18
                                               See notes to Financial Statements

                           May 31, 1997 (Unaudited)

========================================================================================================
Par
Amount
(000)     Description                                         Coupon        Maturity        Market Value
--------------------------------------------------------------------------------------------------------
          Maine 0.5%
$3,200    Maine Fin Auth Solid Waste Disposal Rev
          Boise Cascade Corp Proj...........................   7.900%       06/01/15         $  3,451,840
 1,500    Maine Vets Homes Rev..............................   7.750        10/01/20            1,592,685
                                                                                              -----------
                                                                                                5,044,525
                                                                                              -----------
          Maryland 1.2%
 2,000    Baltimore Cnty, MD Pollutn Ctl Rev
          Bethlehem Steel Corp Proj Ser A Rfdg..............   7.550        06/01/17            2,130,080
 2,500    Baltimore Cnty, MD Pollutn Ctl Rev
          Bethlehem Steel Corp Proj Ser B Rfdg..............   7.500        06/01/15            2,654,200
 2,000    Calvert Cnty, MD Econ Dev Rev Asbury
          Solomons Island Fac Proj..........................   8.375        01/01/15            2,191,700
 2,000    Maryland St Energy Fin Admin Ltd Oblig
          Rev Cogeneration AES Warrior Run..................   7.400        09/01/19            2,097,200
 3,000    Prince Georges Cnty, MD Spl Oblig Spl
          Assessment Woodview Ser A.........................   8.000        07/01/26            3,015,810
                                                                                              -----------
                                                                                               12,088,990
                                                                                              -----------
          Massachusetts 9.9%
 1,490    Massachusetts St Hlth & Edl Fac Auth
          Rev Indpt Living Ser A............................   8.100        07/01/18            1,548,438
 3,000    Massachusetts St Hlth & Edl Fac Auth Rev
          Milford-Whitinsville Regl Hosp Ser B..............   7.750        07/15/17            3,170,250
 1,000    Massachusetts St Hlth & Edl Fac Auth Rev
          Norwood Hosp Ser E................................   8.000        07/01/12            1,015,640
   745    Massachusetts St Hlth & Edl Fac Auth Rev
          Saint Anne's Hosp Ser A...........................   9.250        07/01/05              746,229
 2,000    Massachusetts St Hlth & Edl Fac Auth Rev
          Saint Anne's Hosp Ser A...........................   9.375        07/01/14            2,003,500
 2,750    Massachusetts St Indl Fin Agy Hillcrest
          Edl Cent Inc Proj.................................   8.450        07/01/18            2,841,163
 1,075    Massachusetts St Indl Fin Agy Indl Rev Beverly
          Enterprises Inc/Gloucester & Lexington
          Projs Rfdg........................................   8.000        05/01/02            1,151,196
   800    Massachusetts St Indl Fin Agy Indl Rev
          Beverly Enterprises Rfdg..........................   8.375        05/01/09              880,824
 1,000    Massachusetts St Indl Fin Agy Indl Rev First
          Hlthcare Corp Proj Ser A Rfdg.....................   7.625        04/01/13            1,023,460


                                               See Notes to Financial Statements

                             Portfolio of Investments (Continued)
                                   May 31, 1997 (Unaudited)
---------------------------------------------------------------------------------------------------------
Par
Amount
(000)     Description                                          Coupon       Maturity         Market Value
---------------------------------------------------------------------------------------------------------
          Massachusetts (Continued)
$   500   Massachusetts St Indl Fin Agy Rev
          Atlantic Med Cent Ser B..........................    10.125%      11/01/14         $    544,890
  3,545   Massachusetts St Indl Fin Agy Rev
          Boston Architectural Cent Proj...................     8.500       08/01/19            3,801,942
    500   Massachusetts St Indl Fin Agy Rev
          Dimmock Cmnty Hlth Cent..........................     8.000       12/01/06              531,995
  1,000   Massachusetts St Indl Fin Agy Rev
          Dimmock Cmnty Hlth Cent..........................     8.375       12/01/13            1,102,590
  3,000   Massachusetts St Indl Fin Agy Rev
          Dimmock Cmnty Hlth Cent..........................     8.500       12/01/20            3,265,650
  2,555   Massachusetts St Indl Fin Agy Rev
          East Boston Neighborhood Proj....................     7.500       07/01/16            2,571,735
  2,560   Massachusetts St Indl Fin Agy Rev
          East Boston Neighborhood Proj....................     7.625       07/01/26            2,560,691
  7,000   Massachusetts St Indl Fin Agy Rev
          Emerson College Issue Ser A......................     8.900       01/01/18            7,724,570
    785   Massachusetts St Indl Fin Agy Rev
          Evergreen Cent Inc...............................     8.000       11/01/06              832,084
  4,400   Massachusetts St Indl Fin Agy Rev
          Evergreen Cent Inc...............................     9.250       11/01/11            4,742,364
  1,230   Massachusetts St Indl Fin Agy Rev
          Evergreen Cent Inc...............................     8.375       11/01/13            1,366,001
  2,165   Massachusetts St Indl Fin Agy Rev
          Evergreen Cent Inc...............................     8.500       11/01/20            2,418,651
    500   Massachusetts St Indl Fin Agy Rev First
          Mtg Brookhaven Cmnty (Prerefunded @ 01/01/98)....    10.250       01/01/18              532,950
  1,005   Massachusetts St Indl Fin Agy Rev
          First Mtg Evanswood Bethzatha Ser A Rfdg.........     7.400       01/15/09            1,035,240
  2,000   Massachusetts St Indl Fin Agy Rev
          First Mtg Evanswood Bethzatha Ser A Rfdg.........     7.625       01/15/14            2,059,580
  2,000   Massachusetts St Indl Fin Agy Rev
          First Mtg Evanswood Bethzatha Ser A Rfdg.........     7.875       01/15/20            2,079,800
    690   Massachusetts St Indl Fin Agy Rev
          First Mtg Loomis House & Village Proj............     7.250       07/01/07              726,542
  1,410   Massachusetts St Indl Fin Agy Rev
          First Mtg Loomis House & Village Proj............     7.400       07/01/12            1,479,936

                                                                        See Notes to Financial Statements
                                                20

                                  Portfolio of Investments (Continued)
                                        May 31, 1997 (Unaudited)
---------------------------------------------------------------------------------------------------------
Par
Amount
(000)     Description                                          Coupon       Maturity         Market Value
---------------------------------------------------------------------------------------------------------
          Massachusetts (Continued)
$1,530    Massachusetts St Indl Fin Agy Rev
          First Mtg Loomis House &
          Village Proj.....................................    7.500%       07/01/17         $  1,615,818
    30    Massachusetts St Indl Fin Agy Rev
          First Mtg Pioneer Vly............................    7.000        10/01/01               28,201
   500    Massachusetts St Indl Fin Agy Rev
          First Mtg Pioneer Vly Amended....................    7.000        10/01/20              429,980
 1,000    Massachusetts St Indl Fin Agy Rev
          First Mtg Reeds Landing Proj.....................    7.750        10/01/00            1,022,240
 8,300    Massachusetts St Indl Fin Agy Rev
          First Mtg Reeds Landing Proj.....................    8.625        10/01/23            9,122,530
 1,700    Massachusetts St Indl Fin Agy Rev
          First Mtg Stone Institute & Newton...............    7.700        01/01/14            1,783,742
 1,760    Massachusetts St Indl Fin Agy Rev
          Glenmeadow Retirement Cmnty Ser C................    8.250        02/15/08            1,830,699
   500    Massachusetts St Indl Fin Agy Rev
          Glenmeadow Retirement Cmnty Ser C................    8.625        02/15/26              520,055
 3,745    Massachusetts St Indl Fin Agy Rev Gtr
          Lynn Mental Hlth Assn Proj.......................    8.800        06/01/14            4,153,168
   420    Massachusetts St Indl Fin Agy Rev
          Hillcrest Edl Cent Inc Proj......................    7.500        07/01/00              427,862
   740    Massachusetts St Indl Fin Agy Rev
          Hillcrest Edl Cent Inc Proj......................    8.000        07/01/05              768,224
 3,380    Massachusetts St Indl Fin Agy Rev JRC
          Assisted Living..................................    7.500        07/01/26            3,458,281
 2,555    Massachusetts St Indl Fin Agy Rev
          NE Cent For Autism...............................    9.000        11/01/05            2,753,651
 4,910    Massachusetts St Indl Fin Agy Rev
          NE Cent For Autism...............................    9.500        11/01/17            5,362,211
 1,100    Massachusetts St Indl Fin Agy Rev
          NE Cent For Autism...............................    7.000        11/01/19            1,069,189
 5,000    Massachusetts St Indl Fin Agy Rev
          Orchard Cove Issue (Prerefunded @ 05/01/02)......    9.000        05/01/22            6,030,150
 1,150    Massachusetts St Indl Fin Agy Rev
          Vinfen Corp Issue................................    7.100        11/15/18            1,213,423
 1,020    Massachusetts St Indl Fin Agy Rev
          Waarc Inc Proj...................................    7.300        09/01/10            1,033,852

                                                                        See Notes to Financial Statements
                                       21

                           May 31, 1997 (Unaudited)

=========================================================================================================
Par
Amount
(000)     Description                                          Coupon       Maturity         Market Value
---------------------------------------------------------------------------------------------------------
          Massachusetts (Continued)
$  915    Massachusetts St Indl Fin Agy Rev
          Waarc Inc Proj..................................      7.600%      09/01/17         $    924,626
 1,820    Massachusetts St Indl Fin Agy Rev
          Waarc Inc Proj..................................      7.750       09/01/25            1,840,293
                                                                                             ------------
                                                                                               99,146,106
                                                                                             ------------
          Michigan 2.9%
   435    Detroit, MI Local Dev Fin Auth
          Tax Increment Ser A.............................      9.500       05/01/21              509,024
 1,000    Dickinson Cnty, MI Mem Hosp Sys Hosp Rev........      7.625       11/01/05            1,062,210
 1,000    Dickinson Cnty, MI Mem Hosp Sys Hosp Rev........      8.000       11/01/14            1,084,340
 2,390    Meridian, MI Econ Dev Corp First Mtg
          Burcham Hills Ser A Rfdg........................      7.500       07/01/13            2,462,847
 3,430    Meridian, MI Econ Dev Corp First Mtg
          Burcham Hills Ser A Rfdg........................      7.750       07/01/19            3,572,859
 4,020    Michigan St Hosp Fin Auth Rev Detroit
          Macomb Hosp Corp Ser A Rfdg.....................      7.300       06/01/01            4,063,135
 2,400    Michigan St Hosp Fin Auth Rev Gratiot
          Cmnty Hosp Ser A Rfdg
          (Prerefunded @ 10/01/98)........................      8.750       10/01/07            2,539,800
   500    Michigan St Hosp Fin Auth Rev Hosp
          Genesys Hlth Sys Ser A Rfdg.....................      7.500       10/01/07              557,835
 1,500    Michigan St Hosp Fin Auth Rev Hosp
          Genesys Hlth Sys Ser A Rfdg.....................      8.100       10/01/13            1,720,800
 5,590    Michigan St Hosp Fin Auth Rev
          Saratoga Cmnty Hosp Rfdg........................      8.750       06/01/10            6,271,868
 1,500    Michigan St Strategic Fd Ltd Oblig
          Rev Great Lakes Pulp &
          Fibre Proj (b)..................................     10.250       12/01/16              698,145
 4,000    Michigan St Strategic Fd Solid Waste Disp
          Rev Genesee Pwr.................................      7.500       01/01/21            4,115,400
   500    Oakland Cnty, MI Econ Dev Corp Ltd Oblig
          Rev Pontiac Osteopathic Hosp Proj
          (Prerefunded @ 01/01/00)........................      9.625       01/01/20              569,365
                                                                                             ------------
                                                                                               29,227,628
                                                                                             ------------
          Minnesota 2.8%
 1,020    Austin, MN Multi-Family Rev Hsg
          Cedars of Austin Proj Rfdg......................      7.500       04/01/17            1,048,315

                                22             See Notes to Financial Statements

                     Portfolio of Investments (Continued)

                           May 31, 1997 (Unaudited)
---------------------------------------------------------------------------------------------------------
Par
Amount
(000)     Description                                          Coupon       Maturity         Market Value
---------------------------------------------------------------------------------------------------------
          Minnesota (Continued)
$ 2,000   Austin, MN Multi-Family Rev Hsg
          Cedars of Austin Proj Rfdg........................   7.500%       04/01/18         $  2,055,520

  1,955   Brooklyn Cent MN Multi-Family Hsg
          Rev Four Courts Apts Proj Ser A Rfdg..............   7.400        12/01/15            1,972,008

  1,220   Brooklyn Cent MN Multi-Family Hsg Rev
          Four Courts Apts Proj Ser A Rfdg..................   7.500        06/01/25            1,230,565

    750   Chisago City, MN Hlth Fac Rev Part
          Pleasant Heights Proj Ser A Rfdg..................   7.300        07/01/25              764,175

  1,200   Maplewood, MN Hlthcare Fac Rev
          VOA Care Cent Proj................................   7.450        10/01/16            1,274,904

    650   Minneapolis, MN Cmnty Dev Agy Commercial
          Dev Rev Std Mill Hotel Proj (b)...................   8.000        04/15/10              325,195

    800   Minneapolis, MN Commercial Dev
          Rev Holiday Inn Metrodome Proj Rfdg...............  10.500        06/01/03              815,568

  1,950   Minneapolis, MN Hlthcare Fac Rev
          Ebenezer Society Proj Ser A.......................   7.200        07/01/23            1,980,693

  1,000   Minneapolis, MN Hlthcare Fac Rev Saint
          Olaf Residence Inc Proj...........................   7.100        10/01/23            1,018,470

    350   Minneapolis, MN Multi-Family Rev Hsg
          Belmont Apts Proj.................................   7.250        11/01/16              349,968

  1,320   Minneapolis, MN Multi-Family Rev Hsg
          Belmont Apts Proj.................................   7.625        11/01/27            1,319,868

  3,040   New Brighton, MN Rental Hsg Rev
          Polynesian Village Apts Proj Ser A Rfdg...........   7.500        10/01/17            3,064,746

    865   New Hope, MN Multi-Family Rev
          Hsg Broadway Lanel Proj...........................   7.750        09/01/07              890,284

  2,320   New Hope, MN Multi-Family Rev
          Hsg Broadway Lanel Proj Rfdg......................   8.800        09/01/18            2,378,557

    880   North Saint Paul, MN Multi-Family Rev
          Hsg Cottages North Saint Paul Rfdg................   9.000        02/01/09              939,198

  2,220   North Saint Paul, MN Multi-Family Rev
          Hsg Cottages North Saint Paul Rfdg................   9.250        02/01/22            2,367,852

  1,695   Saint Paul, MN Hsg & Redev Auth
          Commercial Dev Rev Beverly Enterprises Rfdg.......   7.750        11/01/02            1,724,120

    500   Shoreview, MN Sr Hsg Rev Shoreview
          Sr Residence Proj.................................   7.250        02/01/26              495,165


                                      23                                See Notes to Financial Statements

                           May 31, 1997 (Unaudited)

=========================================================================================================
Par
Amount
(000)     Description                                          Coupon       Maturity         Market Value
---------------------------------------------------------------------------------------------------------
          Minnesota (Continued)
$ 2,000   Spring Lake Park, MN Multi-Family Hsg
          Cottages Spring Lake Rfdg...........................  8.375%      01/01/22         $  2,028,240
                                                                                             ------------
                                                                                               28,043,411
                                                                                             ------------
          Mississippi 1.8%
  5,500   Claiborne Cnty, MS Pollutn Ctl Rev
          Middle South Energy Inc
          Ser B...............................................  8.250       06/01/14            5,921,905
  7,575   Claiborne Cnty, MS Pollutn Ctl Rev
          Middle South Energy Inc
          Ser C...............................................  9.875       12/01/14            8,265,461
  1,000   Lowndes Cnty, MS Hosp Rev Golden
          Triangle Med Cent Rfdg..............................  8.500       02/01/10            1,102,890
  3,000   Ridgeland, MS Urban Renewal Rev The
          Orchard Ltd Proj Ser A Rfdg.........................  7.750       12/01/15            3,142,800
                                                                                             ------------
                                                                                               18,433,056
                                                                                             ------------
          Missouri 1.8%
  1,500   Chesterfield, MO Indl Dev Auth Rev
          Saint Andrews
          Episcopal-Presbyterian Ser A
          (Prerefunded @ 12/01/00)............................  8.500       12/01/19            1,737,645
  1,000   Good Shepherd Nursing Home Dist
          MO Nursing Home Fac Rev.............................  7.625       08/15/15            1,031,720
  3,000   Good Shepherd Nursing Home Dist
          MO Nursing Home Fac Rev.............................  7.750       08/15/25            3,105,510
  2,840   Jefferson Cnty, MO Indl Dev Auth Indl
          Rev Cedars Hlthcare Cent Proj
          Ser A Rfdg..........................................  8.250       12/01/15            2,868,940
  1,115   Madison Cnty, MO Hosp Rev Ser A.....................  7.700       10/01/18            1,129,785
  1,490   Madison Cnty, MO Hosp Rev Ser A.....................  7.900       10/01/26            1,511,799
  1,075   Missouri St Hlth & Edl Fac Bethesda
          Hlth Group Inc Proj A Rfdg..........................  7.500       08/15/12            1,153,539
    785   Perry Cnty, MO Nursing Home Rev Ser A...............  7.650       03/01/16              803,094
  1,745   Perry Cnty, MO Nursing Home Rev Ser A...............  7.750       03/01/26            1,785,030
    500   Saint Louis Cnty, MO Indl Dev Auth
          Rev First Mtg Deaconess
          Manor Assn..........................................  7.500       06/01/16              510,225
    500   Saint Louis Cnty, MO Indl Dev Auth
          Rev First Mtg Deaconess
          Manor Assn..........................................  7.500       06/01/23              505,570
  1,830   Saint Louis, MO Tax Increment Rev
          Scullin Redev Area Ser A............................ 10.000       08/01/10            2,196,256
                                                                                             ------------
                                                                                               18,339,113
                                                                                             ------------

                                24             See Notes to Financial Statements

                           May 31, 1997 (Unaudited)

=========================================================================================================
Par
Amount
(000)     Description                                          Coupon       Maturity         Market Value
---------------------------------------------------------------------------------------------------------
          Nevada 0.7%
$  1,405  Henderson, NV Local Impt Dist No T-4 Ser B........   7.300%       11/01/12           $1,424,811

   1,500  Henderson, NV Local Impt Dist No T-10.............   7.500        08/01/15            1,548,780

     945  Las Vegas, NV Local Impt Bonds Spl Impt
          Dist No 404.......................................   7.300        11/01/09              971,044

     985  Las Vegas, NV Spl Impt Dist No 505
          Elkhorn Springs...................................   8.000        09/15/13            1,020,332

   1,975  Nevada St Dept Commerce Hlth Fac Rev
          Washoe Convalescent Cent Proj Rfdg................   8.125        06/01/03            1,784,326
                                                                                               ----------
                                                                                                6,749,293
                                                                                               ----------
          New Hampshire 4.1%
     435  New Hampshire Higher Edl & Hlth Fac
          Auth Rev Colby-Sawyer College Issue...............   7.200        06/01/12              444,509

   2,565  New Hampshire Higher Edl & Hlth Fac Auth
          Rev Colby-Sawyer College Issue....................   7.500        06/01/26            2,639,872

   5,000  New Hampshire Higher Edl & Hlth Fac Auth
          Rev Daniel Webster College Issue Rfdg.............   7.625        07/01/16            5,256,750

   1,350  New Hampshire Higher Edl & Hlth Fac Auth Rev
          First Mtg Odd Fellows Home Rfdg...................   8.000        06/01/04            1,428,003

   2,000  New Hampshire Higher Edl & Hlth Fac Auth Rev
          First Mtg Odd Fellows Home Rfdg...................   9.000        06/01/14            2,263,940

   1,000  New Hampshire Higher Edl & Hlth Fac Auth Rev
          Havenwood-Heritage Heights........................   7.350        01/01/18            1,020,980

   4,825  New Hampshire Higher Edl & Hlth Fac Auth Rev
          Havenwood-Heritage Heights........................   7.450        01/01/25            4,922,176

   2,395  New Hampshire Higher Edl & Hlth Fac
          Auth Rev Hlthcare Visiting Nurse..................   7.250        09/01/23            2,456,240

   1,425  New Hampshire Higher Edl & Hlth Fac
          Auth Rev Monadock Cmnty Hosp Issue................   9.125        10/01/20            1,544,458

   2,000  New Hampshire Higher Edl & Hlth Fac
          Auth Rev New London Hosp Assn Proj................   7.500        06/01/05            2,204,200

   3,455  New Hampshire Higher Edl & Hlth Fac
          Auth Rev Vly Regl Hosp............................   7.350        04/01/23            3,344,509

   4,110  New Hampshire St Business Fin Auth Elec Fac
          Rev Plymouth Cogeneration.........................   7.750        06/01/14            4,176,188

   1,500  New Hampshire St Business Fin Auth Swr &
          Solid Waste Disp Rev Crown Paper Co Proj..........   7.875        07/01/26            1,562,895

                                               See Notes to Financial Statements

                           May 31, 1997 (Unaudited)

=========================================================================================================
Par
Amount
(000)     Description                                          Coupon       Maturity         Market Value
---------------------------------------------------------------------------------------------------------
          New Hampshire (Continued)
$  3,440  New Hampshire St Hsg Fin Auth Single
          Family Residential................................   8.500%       07/01/14          $ 3,595,144

   4,000  New Hampshire St Indl Dev Auth Rev
          Pollutn Ctl Ser B.................................  10.750        10/01/12            4,185,200
                                                                                              -----------
                                                                                               41,045,064
                                                                                              -----------
          New Jersey 4.9%
   4,990  Camden Cnty, NJ Impt Auth Lease Rev
          Dockside Refrigerated.............................   8.400        04/01/24            5,274,580

   1,000  New Jersey Econ Dev Auth Econ Dev Rev
          Borg Warner Corp..................................  11.200        08/01/04            1,034,830

     500  New Jersey Econ Dev Auth Econ Dev Rev
          Green Acres Manor Inc Ser A Rfdg..................   8.000        01/01/09              516,370

   1,000  New Jersey Econ Dev Auth Econ Dev Rev
          Green Acres Manor Inc Ser A Rfdg..................   8.250        01/01/17            1,033,430

   4,365  New Jersey Econ Dev Auth Econ Dev Rev
          United Methodist Homes............................   7.500        07/01/20            4,456,098

     420  New Jersey Econ Dev Auth Econ Dev Rev
          United Methodist Homes............................   7.500        07/01/24              428,144

     500  New Jersey Econ Dev Auth Econ Dev Rev
          Zirbser Greenbriar Inc Ser A Rfdg.................   7.375        07/15/03              524,230

     915  New Jersey Econ Dev Auth Econ Dev Rev
          Zirbser Greenbriar Inc Ser A Rfdg.................   7.750        07/15/08              958,655

     250  New Jersey Econ Dev Auth First Mtg
          Cranes Mill Ser A.................................   7.000        02/01/10              250,600

   1,500  New Jersey Econ Dev Auth First Mtg
          Cranes Mill Ser A.................................   7.375        02/01/17            1,504,425

   3,500  New Jersey Econ Dev Auth First Mtg
          Cranes Mill Ser A.................................   7.500        02/01/27            3,516,730

     750  New Jersey Econ Dev Auth First Mtg Delaire
          Nursing Ser A Rfdg (Prerefunded @ 11/01/99).......   8.750        11/01/10              850,500

     500  New Jersey Econ Dev Auth First Mtg Gross
          Rev Burnt Tavrn Convalescent Ser A Rfdg...........   9.000        11/15/13              536,840

   1,240  New Jersey Econ Dev Auth First Mtg Gross
          Rev Dover Residential Hlthcare Fac (b)............  13.375        11/01/14              682,000

   2,250  New Jersey Econ Dev Auth First Mtg Gross
          Rev Franciscan Oaks Proj Ser A....................   8.500        10/01/23            2,420,842

                                               See Notes to Financial Statements

                           May 31, 1997 (Unaudited)

=========================================================================================================
Par
Amount
(000)     Description                                          Coupon       Maturity         Market Value
---------------------------------------------------------------------------------------------------------
          New Jersey (Continued)
$    840  New Jersey Econ Dev Auth First Mtg Gross
          Rev Stone Arch Nursing Home Proj Rfdg.............   8.750%       12/01/10          $   896,456

   1,000  New Jersey Econ Dev Auth First Mtg Gross
          Rev The Evergreens................................   9.250        10/01/22            1,124,490

   1,000  New Jersey Econ Dev Auth Holt Hauling &
          Warehsg Rev Ser G Rfdg............................   8.400        12/15/15            1,052,540

     500  New Jersey Econ Dev Auth Rev First Mtg
          Fellowship Village Proj Ser A.....................   8.500        01/01/10              533,555

   1,000  New Jersey Econ Dev Auth Rev First Mtg
          Fellowship Village Proj Ser A.....................   9.250        01/01/25            1,168,550

     975  New Jersey Econ Dev Auth Rev First Mtg
          Millhouse Proj Ser A..............................   8.250        04/01/10            1,021,829

   2,060  New Jersey Econ Dev Auth Rev First Mtg
          Millhouse Proj Ser A..............................   8.500        04/01/16            2,179,583

   1,860  New Jersey Econ Dev Auth Rev First Mtg
          Winchester Gardens Ser A..........................   7.500        11/01/05            1,884,794

   1,000  New Jersey Econ Dev Auth Rev First Mtg
          Winchester Gardens Ser A..........................   8.500        11/01/16            1,043,190

   1,500  New Jersey Econ Dev Auth Rev First Mtg
          Winchester Gardens Ser A..........................   8.625        11/01/25            1,572,945

     855  New Jersey Econ Dev Auth Rev Sr Mtg
          Arbor Glen Proj Ser A.............................   8.000        05/15/02              876,213

     750  New Jersey Econ Dev Auth Rev Sr Mtg
          Arbor Glen Proj Ser A.............................   8.000        05/15/04              770,332

   2,000  New Jersey Econ Dev Auth Rev Sr Mtg
          Arbor Glen Proj Ser A.............................   8.000        05/15/12            2,089,980

   2,000  New Jersey Econ Dev Auth Rev Sr Mtg
          Arbor Glen Proj Ser A.............................   8.750        05/15/26            2,129,340

   2,500  New Jersey Hlthcare Fac Fin Auth Rev
          Care Institute Inc Cherry Hill Proj...............   7.750        07/01/10            2,552,825

   2,500  New Jersey Hlthcare Fac Fin Auth Rev
          Raritan Bay Med Cent Issue Rfdg...................   7.250        07/01/14            2,645,925

   1,000  New Jersey St Edl Fac Auth Rev Caldwell
          College Ser A.....................................   7.250        07/01/25            1,043,870
                                                                                              -----------
                                                                                               48,574,691
                                                                                              -----------

                                               See Notes to Financial Statements

                           May 31, 1997 (Unaudited)

=========================================================================================================
Par
Amount
(000)     Description                                          Coupon       Maturity         Market Value
---------------------------------------------------------------------------------------------------------
          New Mexico 1.0%
$    695  Albuquerque, NM Nursing Home Rev
          Albuquerque Hlthcare Rfdg.........................   9.750%       12/01/14          $   734,226

   4,555  Albuquerque, NM Retirement Fac Rev
          La Vida Llena Proj Ser A Rfdg.....................   8.850        02/01/23            4,881,548

   3,000  Bernalillo Cnty, NM Mult-Family Rev Hsg
          Topke Commons/Arbors Proj Ser D...................   7.700        04/01/27            3,024,990

     700  Santa Fe, NM Indl Rev Casa Real Nursing
          Home Rfdg.........................................   9.750        01/01/13              738,024

     455  Truth or Consequences, NM Nursing
          Home Rev Sierra Hlthcare Rfdg & Impt..............   9.750        12/01/14              480,584
                                                                                              -----------
                                                                                                9,859,372
                                                                                              -----------
          New York 2.5%
   1,210  Clifton Springs, NY Hosp & Clinic
          Ser A Rfdg & Impt.................................   7.650        01/01/12            1,244,146

   4,800  Islip, NY Cmnty Dev Agy Cmnty Dev Rev
          NY Institute of Technology Rfdg...................   7.500        03/01/26            5,021,664

   2,500  New York City Indl Dev Agy Civic Fac Rev
          Cmnty Res Developmentally Disabled................   7.500        08/01/26            2,551,325

   4,125  New York City Indl Dev Agy Civic Fac Rev
          Our Lady of Mercy Med Cent Pkg Corp Proj..........   8.500        12/30/22            4,648,050

   2,500  New York City Indl Dev Agy Rev Solid
          Waste Disposal Visy Paper Proj....................   7.800        01/01/16            2,677,700

   1,000  New York City Ser H...............................   6.125        08/01/25            1,006,720

   3,000  New York St Energy Resh & Dev Auth
          Elec Fac Rev Long Island Ser A....................   7.150        12/01/20            3,188,580

   2,905  Newark Wayne Cmnty Hosp NY Rev Ser A..............   7.600        09/01/15            2,848,701

   2,000  North Syracuse, NY Hsg Auth Rev Janus
          Park Proj.........................................   8.000        06/01/14            2,050,000
                                                                                              -----------
                                                                                               25,236,886
                                                                                              -----------
          Ohio 4.6%
   1,500  Athens Cnty, OH Hosp Fac Rev O'Bleness
          Mem Hosp Proj.....................................   7.100        11/15/23            1,499,220

   3,000  Cleveland, OH Pkg Fac Rev
          (Prerefunded @ 09/15/02)..........................   8.000        09/15/12            3,501,810

                                               See Notes to Financial Statements

                           May 31, 1997 (Unaudited)

=========================================================================================================
Par
Amount
(000)     Description                                          Coupon       Maturity         Market Value
---------------------------------------------------------------------------------------------------------
          Ohio (Continued)
$  1,000  Cuyahoga Cnty, OH Hlthcare Fac Rev
          Jennings Hall.....................................   7.200%       11/15/14          $ 1,038,340

   1,500  Cuyahoga Cnty, OH Hlthcare Fac Rev
          Jennings Hall.....................................   7.300        11/15/23            1,549,305

   2,500  Cuyahoga Cnty, OH Hlthcare Fac Rev Judson
          Retirement Cmnty Ser A Rfdg.......................   7.250        11/15/13            2,549,175

   3,000  Cuyahoga Cnty, OH Hlthcare Fac Rev Judson
          Retirement Cmnty Ser A Rfdg.......................   7.250        11/15/18            3,041,070

   7,625  Dayton, OH Spl Fac Rev Emery Air
          Freight Corp Ser A Rfdg...........................  12.500        10/01/09            8,348,841

     435  Fairfield, OH Econ Dev Rev Beverly
          Enterprises Inc Proj Rfdg.........................   8.500        01/01/03              472,232

   1,820  Harrison, OH Harrison Ave Kmart Proj Ser A........   8.125        12/01/02            1,890,452

   2,420  Mount Vernon, OH Hosp Rev Knox
          Cmnty Hosp Rfdg...................................   7.875        06/01/12            2,483,283

   1,000  North Canton, OH Hlthcare Fac Rev
          Waterford at Saint Luke Proj......................   8.625        11/15/21            1,074,400

   4,930  Ohio St Air Quality Dev Auth Rev Pollutn
          Ctl Toledo Edison Ser B (Var Rate Cpn)............   9.875        11/01/22            5,017,014

   1,036  Ohio St Indl Dev Rev First Mtg Swifton
          Commons Proj Rfdg.................................   8.125        12/01/15              911,979

   2,000  Ohio St Solid Waste Rev Republic
          Engineered Steels Proj............................   8.250        10/01/14            1,956,820

   4,000  Ohio St Solid Waste Rev Republic
          Engineered Steels Proj............................   9.000        06/01/21            4,066,920

   2,000  Ohio St Wtr Dev Auth Pollutn Ctl Fac Rev
          Collateral Cleveland Elec Ser A Rfdg..............   8.000        10/01/23            2,177,040

   2,000  Ohio St Wtr Dev Auth Pollutn Ctl Fac Rev
          Collateral Toledo Edison Ser A Rfdg...............   8.000        10/01/23            2,177,040

   2,250  Sandusky Cnty, OH Hosp Fac Rev Mem
          Hosp Proj Rfdg....................................   7.750        12/01/09            2,258,978
                                                                                              -----------
                                                                                               46,013,919
                                                                                              -----------
          Oklahoma 0.6%
   1,000  Jackson Cnty, OK Mem Hosp Auth Rev
          Jackson Mem (Prefunded @ 08/01/97)...............   9.000        08/01/15            1,028,550

     500  Leflore Cnty, OK Hosp Auth Impt Rev..............   9.400        05/01/06              533,505

                                               See Notes to Financial Statements

                           May 31, 1997 (Unaudited)

---------------------------------------------------------------------------------------------------------
Par
Amount
(000)     Description                                          Coupon       Maturity         Market Value
---------------------------------------------------------------------------------------------------------
          Oklahoma (Continued)
$  2,830  Oklahoma Cnty, OK Fin Auth Epworth Villa
          Proj Ser A Rfdg....................................  7.000%       04/01/25        $  2,776,315

     340  Oklahoma Hsg Fin Agy Single Family
          Class A (GNMA Collateralized)......................  7.997        08/01/18             358,428

     500  Woodward, OK Muni Auth Hosp Rev....................  8.250        11/01/09             543,955

     500  Woodward, OK Muni Auth Hosp Rev
          (Prerefunded @ 11/01/00)...........................  9.250        11/01/14             580,800
                                                                                            ------------
                                                                                               5,821,553
                                                                                            ------------
          Oregon 0.2%
   1,500  Salem, OR Hosp Fac Auth Rev
          Cap Manor Inc......................................  7.500        12/01/24           1,573,260
                                                                                            ------------
          Pennsylvania 12.2%

   1,945  Allegheny Cnty, PA Hosp Dev Auth
          Rev Hlth Fac Allegheny Vly Sch.....................  7.500        02/01/10           1,996,562

   3,120  Allegheny Cnty, PA Hosp Dev Auth
          Rev Hlth Fac Allegheny Vly Sch.....................  7.875        02/01/20           3,241,524

   7,000  Beaver Cnty, PA Indl Dev Auth Pollutn Ctl Rev
          Collateral Toledo Edison Co Proj Rfdg..............  7.625        05/01/20           7,619,850

   4,000  Beaver Cnty, PA Indl Dev Auth Pollutn Ctl Rev
          Collateral Toledo Edison Co Proj Ser A Rfdg........  7.750        05/01/20           4,405,640

   1,100  Beaver Cnty, PA Indl Dev Auth Pollutn Ctl Rev
          Collateral Toledo Edison Co Proj Ser A Rfdg........  7.750        09/01/24           1,155,660

   1,860  Berks Cnty, PA Muni Auth Rev Phoebe
          Berks Vlg Inc Proj Rfdg............................  7.500        05/15/13           1,934,586

   1,860  Berks Cnty, PA Muni Auth Rev Phoebe
          Berks Vlg Inc Proj Rfdg............................  7.700        05/15/22           1,889,593

   2,500  Berks Cnty, PA Muni Auth Rev Phoebe
          Berks Vlg Inc Proj Rfdg............................  8.250        05/15/22           2,655,050

   1,000  Chartiers Vly, PA Indl & Commercial Dev
          Auth First Mtg Rev.................................  7.250        12/01/11           1,024,030

   2,000  Chartiers Vly, PA Indl & Commercial Dev
          Auth First Mtg Rev.................................  7.400        12/01/15           2,065,480

   1,000  Chartiers Vly, PA Indl & Commercial Dev Auth
          First Mtg Rev (Prerefunded @ 12/01/98).............  9.500        12/01/15           1,095,860

   4,480  Clarion Cnty, PA Hosp Auth Hosp
          Rev Clarion Hosp Proj..............................  8.100        07/01/12           4,734,598

   1,000  Clarion Cnty, PA Hosp Auth Hosp
          Rev Clarion Hosp Proj..............................  8.500        07/01/21           1,101,130

                                       30      See Notes to Financial Statements

                           May 31, 1997 (Unaudited)

---------------------------------------------------------------------------------------------------------
Par
Amount
(000)     Description                                          Coupon       Maturity         Market Value
---------------------------------------------------------------------------------------------------------
          Pennsylvania (Continued)
$    820  Columbia Cnty, PA Indl Dev Auth First Mtg
          Rev First St Assoc Proj Rfdg.......................  9.000%       05/01/14         $    875,301

     870  Delaware Cnty, PA Auth Rev First Mtg
          Riddle Vlg Proj (Prerefunded @ 06/01/02)...........  8.750        06/01/10            1,034,961

   2,800  Delaware Cnty, PA Auth Rev First Mtg
          Riddle Vlg Proj (Prerefunded @ 06/01/02)...........  9.250        06/01/22            3,391,388

   2,500  Delaware Cnty, PA Auth Rev First Mtg Riddle
          Vlg Proj Rfdg......................................  7.000        06/01/26            2,506,275

   2,100  Delaware Cnty, PA Auth Rev White
          Horse Vlg Ser A Rfdg...............................  7.600        07/01/18            2,175,432

   1,350  Doylestown, PA Hosp Auth Hosp Rev
          Pine Run Ser A.....................................  7.200        07/01/23            1,393,456

   1,250  Lebanon Cnty, PA Hlth Fac Auth Hlth Cent
          Rev United Church of Christ Homes Rfdg.............  7.250        10/01/19            1,256,888

     250  Lehigh Cnty, PA Genl Purp Auth Rev
          First Mtg Bible Fellowship Proj....................  7.150        12/15/08              257,920

   2,315  Lehigh Cnty, PA Genl Purp Auth Rev First
          Mtg Bible Fellowship Proj..........................  8.000        12/15/23            2,387,459

   4,785  Lehigh Cnty, PA Indl Dev Auth Rev Rfdg.............  8.000        08/01/12            5,007,646

   3,000  Luzerne Cnty, PA Indl Dev Auth Exmpt
          Fac Rev PA Gas & Wtr Co Proj Ser A Rfdg............  7.200        10/01/17            3,216,420

   2,000  Luzerne Cnty, PA Indl Dev Auth First Mtg
          Gross Rev Rfdg.....................................  7.875        12/01/13            2,107,580

     500  Montgomery Cnty, PA Higher Ed & Hlth
          Auth Rev Retirement Cmnty GDL Farms A
          (Prerefunded @ 01/01/00)...........................  9.500        01/01/20              567,885

   3,740  Montgomery Cnty, PA Indl Dev Auth Rev
          Assisted Living Ser A..............................  8.250        05/01/23            3,943,119

   1,550  Montgomery Cnty, PA Indl Dev Auth Rev
          First Mtg The Meadowood Corp Proj Ser A............  9.250        12/01/00            1,777,493

   2,025  Montgomery Cnty, PA Indl Dev Auth Rev
          First Mtg The Meadowood Corp Proj Ser A
          (Prerefunded @ 12/01/00)...........................  10.000       12/01/19            2,406,328

   2,500  Montgomery Cnty, PA Indl Dev Auth Rev
          First Mtg The Meadowood Corp Proj Ser A Rfdg.......  10.250       12/01/20            2,750,725

     500  Montgomery Cnty, PA Indl Dev Auth Rev
          First Mtg The Meadowood Corp Rfdg..................  7.000        12/01/10              511,030

                                       31      See Notes to Financial Statements

                                  Portfolio of Investments (Continued)

                                        May 31, 1997 (Unaudited)
=========================================================================================================
Par
Amount
(000)     Description                                          Coupon       Maturity         Market Value
---------------------------------------------------------------------------------------------------------
          Pennsylvania (Continued)
$1,500    Montgomery Cnty, PA Indl Dev Auth Rev
          First Mtg The Meadowood Corp Rfdg.................   7.250%       12/01/15         $  1,512,705

 4,000    Montgomery Cnty, PA Indl Dev Auth Rev
          First Mtg The Meadowood Corp Rfdg.................   7.400        12/01/20            4,019,080

 3,595    Montgomery Cnty, PA Indl Dev Auth Rev
          Hlthcare Adv Geriatric Ser A......................   8.375        07/01/23            3,812,785

   805    Montgomery Cnty, PA Indl Dev Auth Rev
          Pennsburg Nursing & Rehab Cent....................   7.625        07/01/18              822,603

 2,660    Montgomery Cnty, PA Indl Dev Auth Rev
          Wordsworth Academy................................   7.750        09/01/14            2,766,613

 2,000    Montgomery Cnty, PA Indl Dev Auth Rev
          Wordsworth Academy................................   7.750        09/01/14            2,015,840

   750    Northampton Cnty, PA Indl Dev Auth Rev
          First Mtg Kirkland Vlg Proj.......................   7.375        12/15/18              751,590

   750    Northampton Cnty, PA Indl Dev Auth Rev
          First Mtg Kirkland Vlg Proj.......................   7.500        12/15/23              751,853

 1,000    Pennsylvania Econ Dev Fin Auth Exempt Fac
          Rev MacMillan Ltd Partnership Proj................   7.600        12/01/20            1,120,080

 1,500    Pennsylvania Econ Dev Fin Auth
          Recycling Rev Ponderosa Fibres Proj Ser A.........   9.250        01/01/22            1,278,255

 4,000    Philadelphia, PA Auth for Indl Dev
          Coml Philadelphia Arpt Rev Rfdg...................   7.750        12/01/17            4,342,680

 1,500    Philadelphia, PA Auth for Indl
          Dev Rev Cathedral Vlg.............................   7.250        04/01/15            1,526,010

 1,155    Philadelphia, PA Auth for Indl Dev Rev
          First Mtg RHA/Care Pavilion Proj..................  10.250        02/01/18            1,181,623

 2,000    Philadelphia, PA Auth for Indl Dev Rev Long-Term
          Care Maplewood....................................   8.000        01/01/14            2,083,460

 5,835    Philadelphia, PA Auth for Indl Dev Rev Long-Term
          Care Maplewood....................................   8.000        01/01/24            6,070,092

 1,000    Philadelphia, PA Auth for Indl Dev Rev
          Lutheran Retire Ser B (Var Rate Cpn)..............   6.500        01/01/17              859,510

 1,830    Philadelphia, PA Hosps & Higher
          Ed Fac Auth Hosp Rev..............................   7.250        03/01/24            1,806,942

   500    Philadelphia, PA Pkg Auth Rev East Market.........   8.750        03/01/05              503,335

 1,785    Philadelphia, PA Pkg Auth Rev East Market.........   8.875        03/01/10            1,797,441

                                                                        See Notes to Finanical Statements

                     Portfolio of Investments (Continued)

                           May 31, 1997 (Unaudited)
==========================================================================================================
Par
Amount
(000)     Description                                          Coupon       Maturity         Market Value
----------------------------------------------------------------------------------------------------------
          Pennsylvania (Continued)
$1,465    Scranton Lackawanna, PA Hlth & Welfare
          Auth Rfdg......................................      7.250%       01/15/17         $  1,484,338

 3,100    Scranton Lackawanna, PA Hlth & Welfare
          Auth Rfdg......................................      7.350        01/15/22            3,118,848

 3,000    Somerset Cnty, PA Hosp Auth Rev
          Somerset Cmnty Hosp Proj.......................      7.500        03/01/17            3,167,850

   250    Warren Cnty, PA Indl Dev Auth Beverly
          Enterprises Rfdg...............................      9.000        11/01/12              279,308

 2,300    Washington Cnty, PA Hosp Auth Rev
          Canonsburg Genl Hosp Rfdg......................      7.350        06/01/13            2,257,680
                                                                                             ------------
                                                                                              121,817,390
                                                                                             ------------
          South Carolina 0.2%
   740    Charleston Cnty, SC Hlth Fac Rev First Mtg
          Episcopal Proj Rfdg (Prerefunded @ 04/01/01)...      9.750        04/01/16              882,487

   385    McCormick Cnty, SC Hosp Fac
          Rev McCormick Hlthcare Cent Proj...............     10.500        03/01/18              393,389

   250    South Carolina Jobs Econ Dev Auth Hlth Fac Rev
          First Mtg Lutheran Homes SC Proj...............      7.750        10/01/12              259,993

   750    South Carolina Jobs Econ Dev Auth Hlth Fac Rev
          First Mtg Lutheran Homes SC Proj...............      8.000        10/01/22              780,630
                                                                                             ------------
                                                                                                2,316,499
                                                                                             ------------
          South Dakota 0.1%
 1,000    South Dakota St Hlth & Edl Fac Auth
          Rev Huron Regl Med Cent........................      7.250        04/01/20            1,064,060
                                                                                             ------------

          Tennessee 0.4%
   500    Smith Cnty, TN Hlth & Edl Fac First
          Hlthcare Corp Proj Rfdg........................      7.400        04/01/13              509,175

 3,000    Springfield, TN Hlth & Edl Fac Brd Hosp
          Rev Jesse Holman Jones Hosp Proj...............      8.250        04/01/12            3,237,480
                                                                                             ------------
                                                                                                3,746,655
                                                                                             ------------
          Texas 2.7%
 1,380    Amarillo, TX Hlth Fac Corp Rev Panhandle
          Retirement Ser B...............................      7.000        08/15/15            1,387,162
 3,000    Amarillo, TX Hlth Fac Corp Rev Panhandle
          Retirement Ser B...............................      7.750        08/15/18            3,051,810

                                                                        See Notes to Financial Statements

                             Portfolio of Investments (Continued)
                                   May 31, 1997 (Unaudited)
---------------------------------------------------------------------------------------------------------
Par
Amount
(000)     Description                                          Coupon       Maturity         Market Value
---------------------------------------------------------------------------------------------------------
          Texas (Continued)
$   985   Bell Cnty, TX Hlth Fac Dev Corp Rev Hosp Proj....    9.250%       07/01/08         $1,073,256
    500   Dallas-Fort Worth, TX Intl Arpt Fac
          Impt Corp Rev American Airls Inc..................   7.500        11/01/25            535,340
  1,500   Dallas-Fort Worth, TX Intl Arpt Fac
          Impt Corp Rev American Airls Inc..................   7.250        11/01/30          1,619,640
  1,250   Dallas-Fort Worth, TX Intl Arpt Fac
          Impt Corp Rev Delta Airls Inc.....................   7.625        11/01/21          1,355,625
  2,665   De Soto, TX Hlth Fac Dev Corp Rev
          Park Manor Sr Care................................   7.750        12/01/16          2,609,515
    200   Harris Cnty, TX Hsg Fin Corp Single
          Family Hsg Rev....................................   9.875        03/15/14            200,932
    235   Harris Cnty, TX Hsg Fin Corp Single
          Family Hsg Rev 1983 Ser A.........................  10.125        07/15/03            235,209
  1,405   Harris Cnty, TX Hsg Fin Corp Single
          Family Hsg Rev 1983 Ser A.........................  10.375        07/15/14          1,405,478
    790   Montgomery Cnty, TX Hlth Fac Dev Corp Hosp
          Mtg Rev Woodlands Med Cent Proj Rfdg
          (Prerefunded @ 08/15/99)..........................   8.850        08/15/14            864,876
  1,000   Northeast Hosp Auth TX RevNortheast Med
          Cent Hosp Ser B (Prerefunded @ 01/01/03)..........   7.250        07/01/22          1,137,000
  3,255   Rusk Cnty, TX Hlth Fac Corp Hosp
          Rev Henderson Mem Hosp Proj Rfdg..................   7.750        04/01/13          3,502,120
    500   San Antonio, TX Hlth Fac Dev Corp
          Rev Encore Nursing Cent Partner...................   8.250        12/01/19            551,690
  2,000   San Antonio, TX Hsg Fin Corp Multi-Family Hsg
          Rev Beverly Oaks Apts Proj Ser A..................   7.750        02/01/27          1,945,460
  2,000   San Antonio, TX Hsg Fin Corp Multi-Family Hsg
          Rev Marbach Manor Apts Proj Ser A.................   8.125        06/01/27          2,034,880
  1,500   Tarrant Cnty, TX Hlth Fac Dev Corp
          Rev Mtg Cumberland Rest Ser A Rfdg................   7.000        08/15/19          1,505,025
  1,401   Texas Genl Svcs Comm Partn Interests
          Office Bldg & Land Aquisition Proj................   7.000        08/01/24          1,440,400
    790   Weslaco, TX Hlth Fac Dev Corp Hosp Rev Welasco
          Hlth Fac Proj Ser B (Prerefunded @ 06/01/98)......  10.375        06/01/16            847,409
                                                                                           ------------
                                                                                             27,302,827
                                                                                           ------------
          Utah 0.4%
    500   Hildale, UT Elec Rev Gas Turbine Elec Fac Proj....   7.600        09/01/06            509,240

                                                                        See Notes to Financial Statements
                                                                34

                             Portfolio of Investments (Continued)
                                   May 31, 1997 (Unaudited)
--------------------------------------------------------------------------------------------------------
Par
Amount
(000)     Description                                          Coupon       Maturity         Market Value
---------------------------------------------------------------------------------------------------------
          Utah (Continued)
$1,000    Hildale, UT Elec Rev Gas Turbine Elec
          Fac Proj.........................................    7.800%       09/01/15         $  1,001,720
 1,990    Utah St Hsg Fin Agy Single Family
          Mtg Ser C2 (FHA Gtd).............................    7.950        07/01/20            2,037,879
                                                                                             ------------
                                                                                                3,548,839
                                                                                             ------------
          Vermont 0.1%
   700    Vermont Edl & Hlth Bldgs Fin Agy Rev
          Northwestern Med Cent Ser A
          (Prerefunded @ 09/01/98).........................    9.750        09/01/18              761,523
                                                                                             ------------
          Virginia 1.6%
 2,955    Alexandria, VA Indl Dev Auth Rev
          Saint Coletta Sch Proj...........................    7.750        10/15/26            2,982,600
   235    Alexandria, VA Indl Dev Auth Rev
          Saint Coletta Sch Proj...........................    7.750        10/15/26              235,056
   870    Covington-Alleghany Cnty, VA Indl Dev Auth
          Beverly Enterprises Inc Proj Rfdg................    9.375        09/01/01              959,593
 3,000    Fairfax Cnty, VA Redev & Hsg Auth Multi-
          Family Hsg Rev...................................    7.600        10/01/36            3,024,450
 1,500    Hopewell, VA Indl Dev Auth Res Recovery
          Rev Stone Container Corp Proj Rfdg...............    8.250        06/01/16            1,608,240
 1,000    Pittsylvania Cnty, VA Indl Dev Auth
          Rev Exempt Fac Ser A.............................    7.450        01/01/09            1,051,110
 6,000    Richmond, VA Redev & Hsg Auth Multi-Family
          Rev Ser A Rfdg (Var Rate Cpn)....................    7.750        12/15/21            5,931,540
                                                                                             ------------
                                                                                               15,792,589
                                                                                             ------------
          Washington 0.4%
 1,500    Port Walla Walla, WA Pub Corp Solid Waste
          Recycling Rev Ponderosa Fibres Proj..............    9.125        01/01/26            1,245,225
 2,500    Spokane Cnty, WA Indl Dev Corp
          Solid Waste Disp Rev.............................    7.600        03/01/27            2,595,275
                                                                                             ------------
                                                                                                3,840,500
                                                                                             ------------
          West Virginia 0.2%
   500    Randolph Cnty, WV Bldg Commission
          Davis Mem Hosp Proj Ser A Rfdg & Impt............    7.650        11/01/21              537,725
 1,040    Weirton, WV Pollutn Ctl Rev
          Weirton Steel Proj Rfdg..........................    8.625        11/01/14            1,082,286
                                                                                             ------------
                                                                                                1,620,011
                                                                                             ------------

                                                                        See Notes to Financial Statements
                                       35

                             Portfolio of Investments (Continued)
                                   May 31, 1997 (Unaudited)
---------------------------------------------------------------------------------------------------------
Par
Amount
(000)     Description                                          Coupon       Maturity         Market Value
---------------------------------------------------------------------------------------------------------
          Wisconsin 0.9%
$   795   Wisconsin St Hlth & Edl Fac Auth
          Rev Hess Mem Hosp Assn...........................    7.200%       11/01/05         $    798,212
  2,000   Wisconsin St Hlth & Edl Fac Auth
          Rev Hess Mem Hosp Assn...........................    7.875        11/01/22            2,022,580
  2,500   Wisconsin St Hlth & Edl Fac Auth Rev
          Natl Regency of New Berlin Proj..................    8.000        08/15/25            2,586,750
  3,000   Wisconsin St Hlth & Edl Milwaukee
          Catholic Home Proj...............................    7.500        07/01/26            3,090,510
                                                                                             ------------
                                                                                                8,498,052
                                                                                             ------------
          Wyoming 0.5%
  5,000   Wyoming Cmnty Dev Auth Hsg Rev...................    6.250        06/01/27            5,073,000
                                                                                             ------------
          U.S. Virgin Islands 0.3%
  1,210   University of Virgin Islands Pub Fin Auth Ser A..    7.500        10/01/09            1,315,040
  1,965   University of Virgin Islands Pub Fin Auth Ser A..    7.650        10/01/14            2,144,228
                                                                                             ------------
                                                                                                3,459,268
                                                                                             ------------
Total Long-Term Investments 97.8%
 (Cost $941,664,746)................................................................          975,479,983
Other Assets in Excess of Liabilities 2.2%..........................................           22,409,074
                                                                                             ------------
Net Assets 100.0%...................................................................         $997,889,057
                                                                                             ============
(a) Interest is accruing at less than the stated coupon.
(b) Non-Income producing security.

                                               36                       See Notes to Financial Statements

                     Statement of Assets and Liabilities
                           May 31, 1997 (Unaudited)

--------------------------------------------------------------------------------------
Assets:
Long-Term Investments, at Market Value (Cost $941,664,746) .........    $  975,479,983
Receivables:
    Interest .......................................................        23,506,070
    Securities Sold ................................................        16,104,895
    Fund Shares Sold ...............................................         2,394,294
Other ..............................................................             2,431
                                                                        --------------
        Total Assets ...............................................     1,017,487,673
                                                                        --------------
Liabilities:
Payables:
    Securities Purchased ...........................................        12,711,085
    Income Distributions ...........................................         3,060,113
    Fund Shares Repurchased ........................................         1,370,610
    Custodian Bank .................................................         1,247,620
    Distributor and Affiliates .....................................           579,817
    Investment Advisory Fee ........................................           460,022
Accrued Expenses ...................................................           118,182
Deferred Compensation and Retirement Plans .........................            51,167
                                                                        --------------
        Total Liabilities ..........................................        19,598,616
                                                                        --------------
Net Assets .........................................................    $  997,889,057
                                                                        ==============
Net Assets Consist of:
Capital ............................................................    $  987,922,629
Net Unrealized Appreciation on Securities ..........................        33,815,237
Accumulated Undistributed Net Investment Income ....................           514,479
Accumulated Net Realized Loss on Securities ........................       (24,363,288)
                                                                        --------------
Net Assets .........................................................    $  997,889,057
                                                                        ==============
Maximum Offering Price Per Share:
    Class A Shares:
        Net asset value and redemption price per share
          (Based on net assets of $614,536,230 and 55,077,375
          shares of beneficial interest issued and outstanding) ....    $        11.16
        Maximum sales charge (4.75%* of offering price) ............               .56
                                                                        --------------
        Maximum offering price to public ...........................    $        11.72
                                                                        ==============
    Class B Shares:
        Net asset value and offering price per share
          (Based on net assets of $331,776,509 and 29,741,764
          shares of beneficial interest issued and outstanding) ....    $        11.16
                                                                        ==============
    Class C Shares:
        Net asset value and offering price per share
          (Based on net assets of $51,576,318 and 4,628,073
          shares of beneficial interest issued and outstanding) ....    $        11.14
                                                                        ==============

*On sales of $100,000 or more, the sales charge will be reduced.

                                               See Notes to Financial Statements

                            Statement of Operations
               For the Six-Months Ended May 31, 1997 (Unaudited)

--------------------------------------------------------------------------------
Investment Income:
Interest .........................................................   $37,859,295
                                                                     -----------
Expenses:
Investment Advisory Fee ..........................................     2,697,299
Distribution (12b-1) and Service Fees (Attributed to Classes A,
  B and C of $765,282, $1,622,582 and $251,953, respectively) ....     2,639,817
Shareholder Services .............................................       385,962
Accounting Services ..............................................       108,946
Legal ............................................................        34,925
Custody ..........................................................        26,365
Trustees Fees and Expenses .......................................        12,231
Other ............................................................       225,359
                                                                     -----------
Total Expenses ...................................................     6,130,904
    Less Expenses Reimbursed .....................................         1,500
                                                                     -----------
    Net Expenses .................................................     6,129,404
                                                                     -----------
Net Investment Income ............................................   $31,729,891
                                                                     ===========
Realized and Unrealized Gain/Loss on Securities:
Net Realized Gain on Investments .................................   $   353,822
                                                                     -----------
Unrealized Appreciation/Depreciation on Securities:
    Beginning of the Period ......................................    32,939,996
    End of the Period:
        Investments ..............................................    33,815,237
                                                                     -----------
Net Unrealized Appreciation on Securities During the Period ......       875,241
                                                                     -----------
Net Realized and Unrealized Gain on Securities ...................   $ 1,229,063
                                                                     ===========
Net Increase in Net Assets from Operations .......................   $32,958,954
                                                                     ===========

                                               See Notes to Financial Statements

                      Statement of Changes in Net Assets
              For the Six-Months Ended May 31, 1997 and the Year
                      Ended November 30, 1996 (Unaudited)
----------------------------------------------------------------------------------------------
                                                          Six Months Ended         Year Ended
                                                              May 31, 1997  November 30, 1996
----------------------------------------------------------------------------------------------
From Investment Activities:
Operations:
Net Investment Income....................................     $ 31,729,891      $  54,897,556
Net Realized Gain on Securities..........................          353,822          2,092,011
Net Unrealized Appreciation/Depreciation on Securities...          875,241         (3,815,487)
                                                              ------------      -------------
Change in Net Assets from Operations.....................       32,958,954         53,174,080
                                                              ------------      -------------
Distributions from Net Investment Income:
 Class A Shares..........................................      (20,314,892)       (36,684,070)
 Class B Shares..........................................       (9,531,626)       (15,919,679)
 Class C Shares..........................................       (1,482,305)        (2,289,094)
                                                              ------------       ------------
  Total Distributions....................................      (31,328,823)       (54,892,843)
                                                              ------------       ------------
Net Change in Net Assets
 from Investment Activities..............................        1,630,131         (1,718,763)
                                                              ------------       ------------
From Capital Transactions:
Proceeds from Shares Sold................................       60,129,363        301,612,850
Net Asset Value of Shares Issued
 Through Dividend Reinvestment...........................       13,643,624         23,613,873
Cost of Shares Repurchased...............................      (72,246,566)      (110,086,181)
                                                              ------------      -------------
Change in Net Assets from Capital Transactions...........        1,526,421        215,140,542
                                                              ------------      -------------
Total Increase in Net Assets.............................        3,156,552        213,421,779

Net Assets:
Beginning of the Period..................................      994,732,505        781,310,726
                                                              ------------      -------------
End of the Period (Including accumulated undistributed
 net investment income of $514,479 and $113,411,
 respectively)...........................................     $997,889,057      $ 994,732,505
                                                              ============      =============

                                       39                   See Notes to Financial Statements

                             Financial Highlights

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated. (Unaudited)
================================================================================

                                          Six Months       Year Ended November 30,
                                               Ended  ---------------------------------
Class A Shares                          May 31, 1997     1996     1995    1994     1993
---------------------------------------------------------------------------------------
Net Asset Value, Beginning of
  the Period...........................      $11.139  $ 11.18  $ 10.44  $11.19  $ 10.95
                                             -------  -------  -------  ------  -------
  Net Investment Income................         .369     .735      .74     .76    .8132
  Net Realized and Unrealized Gain/Loss
    on Securities......................         .016    (.041)   .7475   (.744)   .2303
                                             -------  -------  -------  ------  -------
Total from Investment Operations.......         .385     .694   1.4875    .016   1.0435
Less Distributions from Net Investment
  Income...............................         .366     .735    .7475    .766    .8035
                                             -------  -------  -------  ------  -------
Net Asset Value, End of the
  Period...............................      $11.158  $11.139  $ 11.18  $10.44  $ 11.19
                                             =======  =======  =======  ======  =======
Total Return (a).......................        3.53%*   6.47%   14.65%    .10%    9.65%
Net Assets at End of the Period
  (In millions)........................      $ 614.5  $ 621.0  $ 516.3  $411.1  $ 408.0
Ratio of Expenses to Average
  Net Assets (b).......................         .95%    1.01%     .98%   1.02%    1.03%
Ratio of Net Investment Income to
  AverageNet Assets (b)................        6.69%    6.64%    6.81%   6.98%    7.13%
Portfolio Turnover.....................          11%*     23%      26%     33%      27%

*Non-Annualized

(a) Total Return is based upon net asset value which does not include payment of the maximum sales charge or contingent deferred sales charge.

(b) The impact on the Ratios of Expenses and Net Investment Income to Average Net Assets due to VKAC reimbursement of certain expenses was less than 0.01%.

                                       40      See Notes to Financial Statements

                             Financial Highlights

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated. (Unaudited)
================================================================================

                                          Six Months       Year Ended November 30,
                                               Ended  ---------------------------------
Class B Shares                          May 31, 1997     1996     1995    1994  1993(a)
---------------------------------------------------------------------------------------
Net Asset Value, Beginning of
  the Period...........................      $11.136  $ 11.18  $ 10.43  $11.18   $10.96
                                             -------  -------  -------  ------   ------
Net Investment Income..................         .330     .653      .66     .68    .6919
Net Realized and Unrealized
  Gain/Loss on Securities..............         .013    (.046)   .7535   (.748)   .2476
                                             -------  -------  -------  ------   ------
Total from Investment Operations.......         .343     .607   1.4135   (.068)   .9395
Less Distributions from
  Net Investment Income................         .324     .651    .6635    .682    .7195
                                             -------  -------  -------  ------   ------
Net Asset Value, End of the Period.....      $11.155  $11.136  $ 11.18  $10.43   $11.18
                                             =======  =======  =======  ======   ======
Total Return (b).......................        3.14%*   5.67%   13.89%   (.76%)   8.84%
Net Assets at End of the Period
  (In millions)........................      $ 331.8  $ 323.8  $ 233.9  $159.3   $104.8
Ratio of Expenses to Average
  Net Assets (c).......................        1.70%    1.77%    1.73%   1.77%    1.77%
Ratio of Net Investment Income
  to Average Net Assets (c)............        5.94%    5.88%    6.03%   6.19%    6.15%
Portfolio Turnover.....................          11%*     23%      26%     33%      27%

*Non-Annualized

(a)  Based on average month-end shares outstanding.

(b) Total Return is based upon net asset value which does not include payment of the maximum sales charge or contingent deferred sales charge.

(c) The impact on the Ratios of Expenses and Net Investment Income to Average Net Assets due to VKAC reimbursement of certain expenses was less than 0.01%.
                                      41       See Notes to financial Statements

                                 Financial Highlights (Continued)
          The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated. (Unaudited)
-----------------------------------------------------------------------------------------------------
                                                                                    December 10, 1993
                                                                                        (Commencement
                                        Six Months      Year Ended    Year Ended     of Distribution)
                                             Ended        November      November          to November
Class C Shares                        May 31, 1997        30, 1996      30, 1995         30, 1994 (a)
-----------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of
   the Period......................      $  11.126       $   11.17       $ 10.42            $   11.29
                                         ---------       ---------       -------             --------
   Net Investment Income...........           .331            .652           .66                  .63
   Net Realized and Unrealized
   Gain/Loss on Investments........           .011           (.045)        .7535               (.8363)
                                         ---------       ---------       -------             --------
Total from Investment Operations...           .342            .607        1.4135               (.2063)
Less Distributions from Net
   Investment Income...............           .324            .651         .6635                .6637
                                         ---------       ---------       -------             --------
Net Asset Value, End of the Period.      $  11.144       $  11.126       $ 11.17             $  10.42
                                         =========       =========       =======             ========
Total Return (b)...................          3.05%*          5.68%        13.79%               (1.80%)*
Net Assets at End of the Period
   (In millions)...................      $    51.6       $    50.0       $  31.1             $   15.3
Ratio of Expenses to Average
   Net Assets (c)..................          1.70%           1.77%         1.72%                1.75%
Ratio of Net Investment Income to
   Average Net Assets (c)..........          5.94%           5.86%         5.98%                6.07%
   Portfolio Turnover..............            11%*            23%           26%                  33%

*Non-Annualized
(a) Based on average month-end shares outstanding.
(b) Total Return is based upon net asset value which does not include payment of the maximum sales charge or contingent deferred sales charge.
(c) The impact on the Ratios of Expenses and Net Investment Income to Average Net Assets due to VKAC certain reimbursement of expenses was less than 0.01%.

                                                See Notes to Financial Statement

                         Notes to Financial Statements

                           May 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

1. Significant Accounting Policies

Van Kampen American Capital High Yield Municipal Fund (the "Fund") is organized as a series of the Van Kampen American Capital Tax-Exempt Trust, a Delaware business trust, and is registered as a diversified open-end management investment company under the Investment Company Act of 1940, as amended. The Fund's investment objective is to provide as high a level of interest income exempt from federal income tax as is consistent with investing in medium- to lower-rated high yielding municipal securities. The Fund commenced investment operations on January 2, 1986. The distribution of the Fund's Class B and Class C shares commenced on July 20, 1992 and December 10, 1993, respectively.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. Security Valuations--Municipal bonds are valued at the most recently quoted bid prices furnished by an independent pricing service or dealers. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Trustees of the Fund. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost.

    The Fund's investments include lower-rated and unrated debt securities which may be more susceptible to adverse economic conditions than investment grade holdings. These securities are often subordinated to the prior claims of other senior lenders and uncertainties exist as to an issuer's ability to meet principal and interest payments. Securities rated below investment grade and comparable unrated securities represented approximately 83% of the Fund's investment portfolio at the end of the period.

B. Security Transactions--Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Fund may purchase and sell securities on a "when issued" or "delayed delivery" basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Fund will maintain, in a segregated account with its custodian, assets having an aggregate value at least equal to the amount of the when issued or delayed delivery purchase commitments until payment is made.

                           May 31, 1997 (Unaudited)

================================================================================


    The Fund may invest in repurchase agreements, which are short-term investments in which the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen American Capital Asset Management, Inc. (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt securities. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

C. Investment Income--Interest income is recorded on an accrual basis. Bond premium and original issue discount are amortized over the life of each applicable security. Market discounts are recognized at the time of sale as realized gains for book purposes and ordinary income for tax purposes.

D. Federal Income Taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset these losses against any future realized capital gains. At November 30, 1996, the Fund had an accumulated capital loss carryforward for tax purposes of $24,474,967 which expires between November 30, 1997 and November 30, 2003. Of this amount, $2,674,127 will expire in 1997. Net realized loss differs for financial reporting and tax purposes primarily as a result of the deferral of post October 31 losses which are not recognized for tax purposes until the first day of the following fiscal year.

    At May 31, 1997, for federal income tax purposes, cost is $941,668,669; the aggregate gross unrealized appreciation is $40,877,019 and the aggregate gross unrealized depreciation is $7,065,705, resulting in net unrealized appreciation of $33,811,314.

E. Distribution of Income and Gains--The Fund declares daily and pays monthly dividends from net investment income. Net realized gains, if any, are distributed annually.

                           May 31, 1997 (Unaudited)

================================================================================

2. Investment Advisory Agreement and Other Transactions with Affiliates

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

Average Net Assets                                              % Per Annum
---------------------------------------------------------------------------
First $300 million.........................................     .60 of 1%
Next $300 million..........................................     .55 of 1%
Over $600 million..........................................     .50 of 1%

     The Adviser agreed to reimburse the Fund for certain trustees' compensation in connection with the July, 1995 increase in the number of trustees of the the Fund. This reimbursement was effective through December 31, 1996.

     Certain legal expenses are paid to Skadden, Arps, Slate, Meagher & Flom (Illinois), counsel to the Fund, of which a trustee of the Fund is an affiliated person.

     For the six months ended May 31, 1997, the Fund recognized expenses of approximately $108,900 representing Van Kampen American Capital Distributors, Inc.'s or its affiliates' (collectively "VKAC") cost of providing accounting services to the Fund. These services are provided by VKAC at cost.

     ACCESS Investor Services, Inc., an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the six months ended May 31, 1997, the Fund recognized expenses of approximately $297,500, representing ACCESS' cost of providing transfer agency and shareholder services plus a profit.

     Certain officers and trustees of the Fund are also officers and directors of VKAC. The Fund does not compensate its officers or trustees who are officers of VKAC.

     The Fund has implemented deferred compensation and retirement plans for its trustees. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation to a later date. The retirement plan covers those trustees who are not officers of VKAC.

     The Fund provides deferred compensation and retirement plans for its trustees who are not officers of VKAC. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation to a later date. Benefits under the retirement plan are payable for a ten-year period and are based upon each trustee's years of service to the Trust. The maximum annual benefit under the plan is equal to $2,500.

                       May 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

3. Capital Transactions

The Fund has outstanding three classes of shares of beneficial interest, Classes A, B and C each with a par value of $.01 per share. There are an unlimited number of shares of each class authorized. At May 31, 1997, capital aggregated $610,942,217, $326,716,368 and $50,264,044 for Classes A, B, and C,
respectively. For the year ended May 31, 1997, transactions were as follows:

                                                           Shares          Value
--------------------------------------------------------------------------------
Sales:
  Class A.........................................      3,331,871   $ 37,020,269
  Class B.........................................      1,677,205     18,625,292
  Class C.........................................        404,333      4,483,802
                                                        ---------   ------------
Total Sales.......................................      5,413,409   $ 60,129,363
                                                        =========   ============

Dividend Reinvestment:
  Class A.........................................        789,587   $  8,778,627
  Class B.........................................        358,466      3,984,848
  Class C.........................................         79,282        880,149
                                                        ---------   ------------
Total Dividend Reinvestments......................      1,227,335   $ 13,643,624
                                                        =========   ============
Repurchases:
  Class A.........................................     (4,790,182)  $(53,185,094)
  Class B.........................................     (1,370,944)   (15,221,249)
  Class C.........................................       (346,075)    (3,840,223)
                                                       ----------   ------------
Total Repurchases.................................     (6,507,201)  $(72,246,566)
                                                       ==========   ============

                       May 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

     At November 30, 1996, capital aggregated $618,328,415, $319,327,477, and
$48,740,316 for Classes A, B, and C, respectively. For the year ended November
30, 1996, transactions were as follows:


                                                           Shares                       Value
---------------------------------------------------------------------------------------------
Sales:
  Class A.........................................     15,132,127               $ 167,632,504
  Class B.........................................      9,807,767                 108,566,918
  Class C.........................................      2,297,440                  25,413,428
                                                       ----------               -------------
Total Sales.......................................     27,237,334               $ 301,612,850
                                                       ==========               =============

Dividend Reinvestment:
  Class A.........................................      1,410,020               $  15,593,441
  Class B.........................................        607,360                   6,714,015
  Class C.........................................        118,310                   1,306,417
                                                       ----------               -------------
Total Dividend Reinvestments......................      2,135,690               $  23,613,873
                                                       ==========               =============

Repurchases:
  Class A.........................................     (6,981,065)              $ (77,174,763)
  Class B.........................................     (2,265,184)                (25,018,771)
  Class C.........................................       (714,617)                 (7,892,647)
                                                       ----------               -------------
Total Repurchases.................................     (9,960,866)              $(110,086,181)
                                                       ==========               =============

     Class B and C shares are offered without a front end sales charge, but are subject to a contingent deferred sales charge (CDSC). The CDSC will be imposed on most redemptions made within six years of the purchase for Class B and one year of the purchase for Class C as detailed in the following schedule. The Class B and C shares bear the expense of their respective deferred sales arrangements, including higher distribution and service fees and incremental transfer agency costs.

                                                                                              Contingent Deferred
                                                                                                  Sales Charge
                                                                                             ----------------------
Year of Redemption                                                                           Class B        Class C
===================================================================================================================
First...................................................................................       4.00%          1.00%
Second..................................................................................       4.00%           None
Third...................................................................................       3.00%           None
Fourth..................................................................................       2.50%           None
Fifth...................................................................................       1.50%           None
Sixth and Thereafter....................................................................        None           None

    For the six months ended May 31, 1997, VKAC, as distributor for the Fund, received net commissions on sales of the Fund's Class A shares of approximately $93,500 and CDSC on the redeemed shares of Classes B and C of approximately $283,300. Sales charges do not represent expenses of the Fund.

4. Investment Transactions

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments and reorganization and restructuring costs, were $110,449,206 and $114,033,841, respectively.

5. Distribution and Service Plans

The Fund and its shareholders have adopted a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a service plan (collectively the "Plans"). The Plans govern payments for the distribution of the Fund's shares, ongoing shareholder services and maintenance of shareholder accounts.

    Annual fees under the Plans of up to .25% for Class A net assets and 1.00% each for Class B and Class C net assets are accrued daily. Included in these fees for the six months ended May 31, 1997, are payments to VKAC of approximately $1,344,200.

               Funds Distributed by Van Kampen American Capital

GLOBAL AND
INTERNATIONAL
    Global Equity Fund
    Global Government Securities Fund
    Global Managed Assets Fund
    Short-Term Global Income Fund
    Strategic Income Fund
EQUITY
Growth
    Aggressive Growth Fund
    Emerging Growth Fund
    Enterprise Fund
    Growth Fund
    Pace Fund
Growth & Income
    Comstock Fund
    Equity Income Fund
    Growth and Income Fund
    Harbor Fund
    Real Estate Securities Fund
    Utility Fund
FIXED INCOME
    Corporate Bond Fund
    Government Securities Fund
    High Income Corporate Bond Fund
    High Yield Fund
    Limited Maturity Government Fund
    Prime Rate Income Trust
    Reserve Fund
    U.S. Government Fund
    U.S. Government Trust for Income

  TAX-FREE
    California Insured Tax Free Fund
    Florida Insured Tax Free Income Fund
    High Yield Municipal Fund
    Insured Tax Free Income Fund
    Intermediate Term Municipal Income Fund
    Municipal Income Fund
    New Jersey Tax Free Income Fund
    New York Tax Free Income Fund
    Pennsylvania Tax Free Income Fund
    Tax Free High Income Fund
    Tax Free Money Fund
MORGAN STANLEY
FUND, INC.
    Aggressive Equity Fund
    American Value Fund
    Asian Growth Fund
    Emerging Markets Fund
    Global Equity Allocation Fund
    Global Fixed Income Fund
    High Yield Fund
    International Magnum Fund
    Latin American Fund
    U.S. Real Estate Fund
    Worldwide High Income Fund
    Value Fund

Ask your investment representative for a prospectus containing more complete information, including sales charges and expenses. Please read it carefully before you invest or send money. Or call us weekdays from 7:00 a.m. to 7:00 p.m. Central time at 1-800-341-2911 for Van Kampen American Capital funds, or 1-800-282-4404 for Morgan Stanley retail funds.

                         Results of Shareholder Votes

    A Special Meeting of Shareholders of the Fund was held on May 28, 1997, where shareholders voted on a new investment advisory agreement, a new subadvisory agreement, the election of Trustees, and the selection of Price Waterhouse LLP as independent public accountants for its current fiscal year. With regard to the approval of a new investment advisory agreement between Van Kampen American Capital Asset Management Inc. and the Fund, 67,086,037 shares voted for the proposal, 890,774 shares voted against and 2,411,683 shares abstained. With regard to the approval of a new subadvisory agreement with Van Kampen American Capital Inc. and the Fund, 67,434,474 shares voted for the proposal, 917,138 shares voted against and 2,036,883 shares abstained. With regard to the election of Trustees, J. Miles Branagan received 69,556,841 affirmative votes and 831,653 shares withheld; Richard M. DeMartini received 69,540,762 affirmative votes and 847,733 shares withheld; Linda Hutton Heagy received 69,550,989 affirmative votes and 837,505 shares withheld; R. Craig Kennedy received 69,551,084 affirmative votes and 837,410 shares withheld; Jack
E. Nelson received 69,549,937 affirmative and 838,557 shares withheld; Jerome L. Robinson received 69,541,667 affirmative votes and 846,827 withheld; Phillip B. Rooney received 69,551,726 affirmative votes and 836,768 shares withheld; Fernando Sisto received 69,523,460 affirmative votes and 865,034 shares withheld; and, Wayne W. Whalen received 69,552,703 affirmative votes and 835,791 shares withheld. With regard to the ratification of the selection of Price Waterhouse LLP as independent public accountants for its current fiscal year, 68,300,778 shares voted for the proposal, 375,969 shares voted against and 1,711,747 shares abstained.

             Van Kampen American Capital High Yield Municipal Fund

Board of  Trustees

J. Miles Branagan
Richard M. DeMartini*
Linda Hutton Heagy
R. Craig Kennedy
Jack E. Nelson
Jerome L. Robinson
Phillip B. Rooney
Fernando Sisto
Wayne W. Whalen* -- Chairman


Officers

Dennis J. McDonnell*
 President

Ronald A. Nyberg*
 Vice President and Secretary

Edward C. Wood, III*
 Vice President and Chief Financial Officer

Curtis W. Morell*
 Vice President and Chief Accounting Officer

John L. Sullivan*
 Treasurer

Tanya M. Loden*
 Controller

Peter W. Hegel*
Alan T. Sachtleben*
Paul R. Wolkenberg*
 Vice Presidents


Investment Adviser

Van Kampen American Capital
Asset Management, Inc.
One Parkview Plaza
Oakbrook Terrace, Illinois 60181


Distributor

Van Kampen American Capital
Distributors, Inc.
One Parkview Plaza
Oakbrook Terrace, Illinois 60181

Shareholder Servicing Agent
ACCESS Investor
Services, Inc.
P.O. Box 418256
Kansas City, Missouri 64141-9256

Custodian
State Street Bank
and Trust Company
225 Franklin Street
P.O. Box 1713
Boston, Massachusetts 02105


Legal Counsel

Skadden, Arps, Slate,
Meagher & Flom (Illinois)
333 West Wacker Drive
Chicago, Illinois 60606


Independent Accountants

Price Waterhouse LLP
1201 Louisiana
Houston, Texas 77002

* "Interested" persons of the Fund, as defined in the Investment Company Act of 1940.

(C)    Van Kampen American Capital Distributors, Inc., 1997
       All rights reserved.

SM     denotes a service mark of Van Kampen American Capital Distributors, Inc.

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless it has been preceded or is accompanied by an effective prospectus of the Fund which contains additional information on how to purchase shares, the sales charge, and other pertinent data. After June 30, 1997, the report must be accompanied by a quarterly performance update, if applicable.